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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09721
Allianz Global Investors Managed Accounts Trust
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105

(Address of principal executive offices)	(Zip code)
Lawrence G. Altadonna-1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-739-3371
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Equity Shares: Series I Schedule of Investments
July 31, 2010 (unaudited)

Shares		Value*

COMMON STOCK—88.7%
	Australia—3.1%
3,206	Australia & New Zealand Banking Group Ltd.	$67,082

	Belgium—3.7%
1,548	Anheuser-Busch InBev NV	82,003

	China—2.6%
700	Baidu, Inc. ADR (b)	56,987

	France—12.0%
599	Air Liquide S.A.	67,295
881	Eutelsat Communications	32,561
801	Gemalto NV	32,857
2,691	Vinci S.A.	130,264

		262,977

	Germany—2.4%
897	BASF SE	52,452

	Hong Kong—1.5%
19,000	CNOOC Ltd.	32,071

	Israel—1.7%
1,100	Check Point Software Technologies Ltd. (b)	37,422

	Italy—3.5%
2,176	Saipem SpA	78,172

	Japan—17.7%
1,400	Canon, Inc.	60,642
1,600	Hitachi Construction Machinery Co., Ltd.	32,513
1,200	Ibiden Co., Ltd.	35,740
2	Inpex Corp.	9,784
6	KDDI Corp.	29,251
400	Nidec Corp.	37,605
900	Shin-Etsu Chemical Co., Ltd.	44,717
2,000	Shionogi & Co., Ltd.	40,890
200	SMC Corp.	26,436
1,100	Sony Corp.	34,414
98	Yahoo! Japan Corp.	37,583

		389,575

	Korea (Republic of)—3.1%
200	Samsung Electronics Co., Ltd. GDR (a)	69,000

	Netherlands—5.2%
948	Koninklijke DSM NV	44,951
1,523	Koninklijke Philips Electronics NV	47,345
744	TNT NV	22,177

		114,473

	Portugal—2.5%
9,771	Energias de Portugal S.A.	32,128
1,340	Galp Energia SGPS S.A., Class B	21,911

		54,039

Equity Shares: Series I Schedule of Investments
July 31, 2010 (unaudited)

Shares		Value*

	Spain—5.5%
4,677	Banco Santander S.A.	$60,759
905	Inditex S.A.	59,868

		120,627

	Sweden—7.2%
5,757	Atlas Copco AB, Class A	94,157
2,038	Hennes & Mauritz AB, Class B	64,242

		158,399

	Switzerland—1.2%
214	Sonova Holding AG	25,968

	Taiwan—1.0%
2,650	Hon Hai Precision Industry Co., Ltd. GDR	22,763

	United Kingdom—14.8%
23,011	Centrica PLC	109,679
5,187	Standard Chartered PLC	149,862
4,189	Xstrata PLC	66,635

		326,176

	Total Common Stock (cost—$1,785,276)	1,950,186

PREFERRED STOCK—6.0%
	Germany—6.0%
1,408	Fresenius SE	100,097
644	Henkel AG & Co. KGaA	31,984

	Total Preferred Stock (cost—$112,468)	132,081

Principal
Amount
(000s)

Repurchase Agreement—5.2%
$114	State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $114,000; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $116,611 including accrued interest (cost—$114,000)		114,000

	Total Investments (cost—$2,011,744) (c)	99.9%	2,196,267
	Other assets less liabilities	0.1	2,731

	Net Assets	100.0%	$2,198,998

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt registration, typically only to qualified from institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Non-income producing.

(c)	Securities with an aggregate value of $1,835,336, representing 83.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—67.0%
Airlines—1.8%
	$99	American Airlines Pass Through Trust, 10.375%, 7/2/19	Baa3/A-	$110,460
	2,100	Continental Airlines Pass Through Trust, 6.503%, 12/15/12	Baa2/BBB+	2,121,000
		Delta Air Lines, Inc.,
	4,200	7.111%, 3/18/13	WR/BBB-	4,410,000
	300	7.57%, 5/18/12	WR/BBB-	303,000
		Northwest Airlines, Inc.,
	1,487	7.041%, 10/1/23	WR/BBB-	1,486,856
	49,057	7.15%, 4/1/21 (MBIA)	Ba3/BBB-	47,339,532
	66	United Air Lines Pass Through Trust AB, 10.125%, 3/22/15 (b)(f)	WR/NR	25,728

				55,796,576

Banking—10.9%
	€2,600	ABN Amro Bank NV, 3.75%, 1/12/12	Aaa/AAA	3,499,851
	$5,000	American Express Bank FSB, 5.50%, 4/16/13	A2/BBB+	5,433,650
	2,000	ANZ National International Ltd., 6.20%, 7/19/13 (a)(d)	Aa2/AA	2,227,710
	33,700	Australia & New Zealand Banking Group Ltd., 3.70%, 1/13/15 (a)(d)	Aa1/AA	35,151,526
	5,100	Banco Santander Chile, 1.771%, 4/20/12, FRN (a)(d)	Aa3/A+	5,099,169
	€2,200	Bank of Scotland PLC, 3.375%, 12/5/11	Aaa/AAA	2,948,643
		Barclays Bank PLC,
	$10,025	2.50%, 1/23/13	Aa3/AA-	10,130,313
	€5,180	4.875%, 12/15/14 (h)	Baa3/A-	5,365,125
	$400	5.00%, 9/22/16	Aa3/AA-	429,481
	25,300	5.20%, 7/10/14	Aa3/AA-	27,485,540
	24,000	6.05%, 12/4/17 (a)(d)	Baa1/A	25,129,752
	5,000	6.86%, 6/15/32 (a)(d)(h)	Baa2/A-	4,350,000
	5,900	7.434%, 12/15/17 (a)(d)(h)	Baa2/A-	5,811,500
	4,000	8.55%, 6/15/11 (a)(d)(h)	Baa2/A-	4,040,000
	£3,300	14.00%, 6/15/19 (h)	Baa2/A-	6,770,248
	$6,600	CBA Capital Trust II, 6.024%, 3/15/16 (a)(d)(h)	A3/A+	6,271,789
	€3,000	Cie de Financement Foncier, 4.00%, 10/25/12	Aaa/AAA	4,104,286
AUD	2,600	Commonwealth Bank of Australia, 4.50%, 2/20/14	Aaa/AAA	2,297,266
	$4,200	Credit Suisse, 5.00%, 5/15/13	Aa1/A+	4,549,545
	5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	Ba3/BB-	3,900,000
	30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	Ba1/BBB-	29,460,854
	10,400	HSBC Bank USA N.A., 6.00%, 8/9/17	A1/AA-	11,697,889
		HSBC Capital Funding L.P. (a)(d)(h),
	13,900	4.61%, 6/27/13	A3/A-	13,135,014
	1,350	10.176%, 6/30/30	A3/A-	1,697,625
	29,300	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(h)	Ba1/BB	30,909,742
	25,000	Rabobank Nederland NV, 11.00%, 6/30/19 (a)(d)(h)	A2/AA-	31,641,350
	2,400	RBS Capital Trust I, 4.709%, 7/1/13 (h)	B3/C	1,356,000
	3,600	Resona Bank Ltd., 5.85%, 4/15/16 (a)(d)(h)	A3/BBB	3,532,057
		Royal Bank of Scotland PLC,
	25,300	1.50%, 3/30/12 (a)(d)	Aaa/AAA	25,520,009
	€1,000	4.625%, 9/22/21, (converts to FRN on 9/22/16)	Ba2/BBB	1,053,046
	€2,100	SNS Bank NV, 2.875%, 1/30/12	Aaa/AAA	2,797,657
	¥200,000	Sumitomo Mitsui Banking Corp., 0.996%, 6/2/49	NR/NR	2,221,558
		Wachovia Bank N.A.,
	$1,700	0.867%, 3/15/16, FRN	Aa3/AA-	1,565,287
	€5,000	6.00%, 5/23/13	Aa2/AA	7,156,804
AUD	20,000	Westpac Banking Corp., 4.75%, 3/5/14	Aaa/AAA	17,825,915

				346,566,201

Computers—0.2%
	$5,000	Lexmark International, Inc., 5.90%, 6/1/13	Baa3/BBB-	5,276,930

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Diversified Manufacturing—0.5%
$15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	Baa2/BBB-	$17,174,790

Drugs & Medical Products—0.5%
100	Biomet, Inc., 10.00%, 10/15/17	B3/B-	111,250
1,700	Hospira, Inc., 6.05%, 3/30/17	Baa3/BBB+	1,920,662
12,000	Pfizer, Inc., 6.20%, 3/15/19	A1/AA	14,505,180

			16,537,092

Electronics—0.0%
400	Sanmina-SCI Corp., 8.125%, 3/1/16	B2/CCC+	409,000

Financial Services—30.5%
	Ally Financial, Inc.,
15,330	6.00%, 12/15/11	B3/B	15,476,693
1,000	6.75%, 12/1/14	B3/B	993,626
17,300	8.00%, 3/15/20 (a)(d)	B3/B	17,883,875
14,820	8.00%, 11/1/31	B3/B	14,455,784
14,100	8.30%, 2/12/15 (a)(d)	B3/B	14,875,500
	American Express Co.,
100	6.15%, 8/28/17	A3/BBB+	112,433
11,000	7.25%, 5/20/14	A3/BBB+	12,779,503
1,592	American Express Travel Related Services Co., Inc., 5.25%, 11/21/11 (a)(d)	A2/BBB+	1,655,954
£3,500	BAC Capital Trust VII, 5.25%, 8/10/35	Baa3/BB	4,056,198
	Bank of America Corp.,
€5,000	4.75%, 5/6/19, (converts to FRN on 5/6/14)	A3/A-	6,466,730
$3,800	5.65%, 5/1/18	A2/A	3,984,163
4,300	5.75%, 12/1/17	A2/A	4,550,849
9,400	8.00%, 1/30/18 (h)	Ba3/BB	9,473,047
500	Bank of America N.A., 5.30%, 3/15/17	A1/A	511,362
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	Aa3/A+	1,639,740
5,000	5.70%, 11/15/14	Aa3/A+	5,628,605
16,865	7.25%, 2/1/18	Aa3/A+	20,123,672
9,400	BNP Paribas, 5.186%, 6/29/15 (a)(d)(h)	Baa1/A	8,248,500
	CIT Group, Inc.,
84	7.00%, 5/1/13	B3/B+	83,585
126	7.00%, 5/1/14	B3/B+	123,172
126	7.00%, 5/1/15	B3/B+	122,069
210	7.00%, 5/1/16	B3/B+	201,087
294	7.00%, 5/1/17	B3/B+	278,582
	Citigroup, Inc.,
12,350	4.75%, 5/19/15	A3/A	12,719,388
11,525	5.30%, 10/17/12	A3/A	12,136,666
13,308	5.50%, 8/27/12	A3/A	14,055,604
700	5.50%, 4/11/13	A3/A	744,124
700	5.50%, 10/15/14	A3/A	742,163
27,930	5.85%, 7/2/13	A3/A	29,806,561
11,718	6.00%, 8/15/17	A3/A	12,427,279
4,500	6.125%, 11/21/17	A3/A	4,824,734
5,000	6.625%, 6/15/32	Baa1/A-	4,934,100
2,100	Citigroup Capital XXI, 8.30%, 12/21/57, (converts to FRN on 12/21/37)	Ba1/BB-	2,173,500
	Countrywide Financial Corp.,
775	0.800%, 5/7/12, FRN	A2/A	765,764
40,669	5.80%, 6/7/12	A2/A	43,186,248

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
	Credit Agricole S.A. (h),
$16,300	6.637%, 5/31/17 (a)(d)	A3/A-	$13,855,000
17,500	6.637%, 5/31/17 (b)	A3/A-	14,831,250
	Ford Motor Credit Co. LLC,
16,900	7.00%, 10/1/13	Ba3/B-	17,602,888
6,600	7.25%, 10/25/11	Ba3/B-	6,823,865
6,700	8.00%, 12/15/16	Ba3/B-	7,160,524
6,100	8.70%, 10/1/14	Ba3/B-	6,601,475
1,700	9.875%, 8/10/11	Ba3/B-	1,793,832
	General Electric Capital Corp.,
13,700	0.628%, 5/29/12, FRN	Aa2/AA+	13,309,303
9,594	0.659%, 12/20/13, FRN	Aa2/AA+	9,195,341
1,000	0.724%, 10/6/15, FRN	Aa2/AA+	934,229
€10,000	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)	Aa3/A+	10,422,394
€25,700	5.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	28,961,877
$20,000	5.625%, 5/1/18	Aa2/AA+	21,845,700
5,000	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	4,806,250
£1,400	6.50%, 9/15/67, (converts to FRN on 9/15/17)	Aa3/A+	2,006,174
	Goldman Sachs Group, Inc.,
$4,100	0.988%, 3/22/16, FRN	A1/A	3,801,864
5,100	1.028%, 1/12/15, FRN	A1/A	4,857,796
€10,000	1.042%, 5/23/16, FRN	A1/A	11,558,539
$6,255	5.25%, 10/15/13	A1/A	6,782,947
19,559	5.35%, 1/15/16	A1/A	20,890,459
€5,645	5.375%, 2/15/13	A1/A	7,749,433
$700	5.75%, 10/1/16	A1/A	768,879
19,800	5.95%, 1/18/18	A1/A	21,277,060
15,200	6.15%, 4/1/18	A1/A	16,422,506
14,900	6.25%, 9/1/17	A1/A	16,309,406
2,700	6.75%, 10/1/37	A2/A-	2,759,141
	HSBC Finance Corp.,
2,335	0.584%, 8/9/11, FRN	A3/A	2,316,350
1,399	6.375%, 10/15/11	A3/A	1,473,613
2,000	6.375%, 11/27/12	A3/A	2,167,516
400	HSBC Holdings PLC, 7.625%, 5/17/32	A1/A	456,839
32,200	JPMorgan Chase & Co., 6.00%, 1/15/18	Aa3/A+	36,398,719
	JPMorgan Chase Bank N.A.,
4,400	0.866%, 6/13/16, FRN	Aa2/A+	4,149,134
9,200	6.00%, 10/1/17	Aa2/A+	10,355,216
2,700	JPMorgan Chase Capital XX, 6.55%, 9/29/36, (converts to FRN on 9/15/36)	A2/BBB+	2,598,969
	LBG Capital No.1 PLC,
3,400	7.875%, 11/1/20	Ba3/BB-	3,077,000
22,200	8.50%, 12/17/21 (a)(d)(h)	NR/B+	18,870,000
	Merrill Lynch & Co., Inc.,
5,000	0.986%, 1/15/15, FRN	A2/A	4,621,715
€2,000	1.268%, 9/14/18, FRN	A3/A-	2,045,731
€2,150	1.492%, 9/27/12, FRN	A2/A	2,704,806
$500	5.00%, 1/15/15	A2/A	531,875
7,470	6.05%, 8/15/12	A2/A	8,001,625
200	6.15%, 4/25/13	A2/A	217,981
22,700	6.40%, 8/28/17	A2/A	24,573,295
40,100	6.875%, 4/25/18	A2/A	44,806,537

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
	Morgan Stanley,
$1,100	0.780%, 1/9/12, FRN	A2/A	$1,080,062
5,400	1.006%, 10/15/15, FRN	A2/A	4,920,048
€10,000	1.26%, 1/16/17, FRN	A2/A	11,219,394
$500	5.30%, 3/1/13	A2/A	533,859
2,800	5.375%, 10/15/15	A2/A	2,962,593
5,000	5.625%, 9/23/19	A2/A	5,091,295
900	5.95%, 12/28/17	A2/A	948,785
25,000	6.00%, 5/13/14	A2/A	27,237,025
23,400	6.00%, 4/28/15	A2/A	25,234,326
3,700	6.625%, 4/1/18	A2/A	4,030,092
£550	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (h)	Ba1/BBB+	769,474
$638	Preferred Term Securities XIII Ltd., 1.089%, 3/24/34, FRN (a)(b)(d)(l) (acquisition cost-$637,876; purchased 3/9/04)	A1/CCC+	392,294
	Royal Bank of Scotland Group PLC,
273	5.00%, 11/12/13	Ba2/NR	268,516
22,200	6.99%, 10/5/17 (a)(d)(h)	Ba3/C	15,207,000
10,000	7.64%, 9/29/17 (h)	B3/C	6,250,000
5,000	7.648%, 9/30/31 (h)	Ba2/BB-	4,212,500
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
500	7.125%, 1/14/14	Baa1/NR	535,000
1,500	9.00%, 6/11/14 (a)(d)	Baa1/NR	1,719,450
	SLM Corp.,
2,800	0.728%, 10/25/11, FRN	Ba1/BBB-	2,683,313
€1,600	3.125%, 9/17/12	Ba1/BBB-	1,911,504
€1,600	4.75%, 3/17/14	Ba1/BBB-	1,851,136
£500	4.875%, 12/17/12	Ba1/BBB-	726,516
$9,255	8.45%, 6/15/18	Ba1/BBB-	8,634,452
	Teco Finance, Inc.,
983	6.572%, 11/1/17	Baa3/BBB-	1,128,273
2,000	6.75%, 5/1/15	Baa3/BBB-	2,312,604
	Temasek Financial I Ltd.,
6,450	4.30%, 10/25/19 (a)(d)	Aaa/AAA	6,786,426
10,000	4.30%, 10/25/19	Aaa/AAA	10,408,330
7,700	TNK-BP Finance S.A., 7.50%, 3/13/13	Baa2/BBB-	8,316,000
7,400	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/5/14	Baa1/BBB	7,853,250
1,000	UBS AG, 5.875%, 12/20/17	Aa3/A+	1,097,750
5,900	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (h)	Baa3/BBB-	5,619,750
6,700	USB Capital IX, 6.189%, 4/15/11 (h)	A3/BBB+	5,221,980
	Wachovia Corp.,
2,200	0.807%, 6/15/17, FRN	A1/AA-	2,004,746
2,700	5.50%, 5/1/13	A1/AA-	2,965,753
2,000	5.625%, 10/15/16	A2/A+	2,196,274
10,000	5.75%, 2/1/18	A1/AA-	11,216,610
35,917	Wells Fargo & Co., 7.98%, 3/15/18 (h)	Ba1/A-	37,174,095
4,900	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	Baa1/NR	5,876,325
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	Baa2/BBB	8,016,583

			971,549,296

Food & Beverage—0.3%
400	H.J. Heinz Co., 15.59%, 12/1/20 (a)(b)(d)(l) (acquisition cost-$489,132; purchased 3/26/10)	Baa2/BBB	478,813
6,700	Kraft Foods, Inc., 6.50%, 8/11/17	Baa2/BBB-	7,912,184
400	Kroger Co., 6.20%, 6/15/12	Baa2/BBB	435,149
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(d)	Baa3/BBB-	1,208,296

			10,034,442

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Healthcare & Hospitals—0.3%
$8,050	HCA, Inc., 9.125%, 11/15/14	B2/BB-	$8,492,750

Insurance—4.7%
	American International Group, Inc.,
7,900	0.635%, 10/18/11, FRN	A3/A-	7,679,187
€1,500	4.00%, 9/20/11	A3/A-	1,951,375
€7,800	4.875%, 3/15/67, (converts to FRN on 3/15/17)	Ba2/BBB	6,097,100
$1,950	4.95%, 3/20/12	A3/A-	1,998,750
7,600	5.05%, 10/1/15	A3/A-	7,315,000
1,000	5.45%, 5/18/17	A3/A-	945,000
600	5.60%, 10/18/16	A3/A-	577,500
26,400	5.85%,1/16/18	A3/A-	25,212,000
15,300	6.25%, 5/1/36	A3/A-	13,387,500
€24,050	8.00%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	26,319,149
$2,800	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	2,443,000
47,700	8.25%, 8/15/18	A3/A-	51,396,750
£3,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	3,970,063

			149,292,374

Metals & Mining—0.3%
$5,000	Alcoa, Inc., 6.00%, 7/15/13	Baa3/BBB-	5,428,760
1,600	Newmont Mining Corp., 5.125%, 10/1/19	Baa1/BBB+	1,751,362
2,000	Rio Tinto Finance USA Ltd., 8.95%, 5/1/14	Baa1/BBB+	2,463,408

			9,643,530

Multi-Media—1.4%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	Baa1/BBB+	1,149,382
	Comcast Corp.,
10,600	5.875%, 2/15/18	Baa1/BBB+	12,025,605
1,700	5.90%, 3/15/16	Baa1/BBB+	1,952,720
810	CSC Holdings LLC, 7.875%, 2/15/18	Ba3/BB	858,600
3,700	DISH DBS Corp., 7.00%, 10/1/13	Ba3/BB-	3,866,500
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	Baa2/BBB	7,720,237
1,500	8.25%, 4/1/19	Baa2/BBB	1,886,764
12,200	Time Warner Entertainment Co. L.P., 8.875%, 10/1/12	Baa2/BBB	13,989,484

			43,449,292

Oil & Gas—6.0%
300	Anadarko Petroleum Corp., 5.95%, 9/15/16	Ba1/BBB-	289,778
1,500	BP Capital Markets PLC, 2.75%, 2/27/12	A2/A	1,449,173
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	Baa2/BBB	2,792,736
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	Baa2/BBB	12,589,387
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	Baa2/BBB	3,189,162
846	Devon Energy Corp., 7.95%, 4/15/32	Baa1/BBB+	1,136,281
	Devon Financing Corp. ULC,
2,900	6.875%, 9/30/11	Baa1/BBB+	3,077,526
1,300	7.875%, 9/30/31	Baa1/BBB+	1,721,606
2,450	El Paso Corp., 7.00%, 6/15/17	Ba3/BB-	2,575,925
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	Baa2/BBB	5,386,320
	EnCana Corp.,
2,000	5.90%, 12/1/17	Baa2/BBB+	2,295,980
4,700	6.50%, 8/15/34	Baa2/BBB+	5,350,475

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Oil & Gas (continued)
	Energy Transfer Partners L.P.,
$3,000	6.00%, 7/1/13	Baa3/BBB-	$3,255,858
2,100	6.125%, 2/15/17	Baa3/BBB-	2,270,839
2,600	6.625%, 10/15/36	Baa3/BBB-	2,632,105
	Enterprise Products Operating LLC,
600	4.60%, 8/1/12	Baa3/BBB-	629,641
756	7.625%, 2/15/12	Baa3/BBB-	819,106
	Gaz Capital S.A. for Gazprom (a)(d),
5,700	7.343%, 4/11/13	Baa1/BBB	6,184,500
14,000	8.146%, 4/11/18	Baa1/BBB	15,960,000
2,554	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20	NR/BBB+	2,718,005
1,116	Kern River Funding Corp., 4.893%, 4/30/18 (a)(d)	A3/A-	1,185,589
	Kinder Morgan Energy Partners L.P.,
5,800	6.00%, 2/1/17	Baa2/BBB	6,491,430
3,800	6.95%, 1/15/38	Baa2/BBB	4,364,691
5,500	7.30%, 8/15/33	Baa2/BBB	6,459,013
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(d)	Ba1/BBB-	12,582,703
4,500	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13 (a)(d)	Baa1/BBB	5,121,540
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	Ba1/BBB-	3,585,422
	Northwest Pipeline GP,
3,900	5.95%, 4/15/17	Baa2/BBB-	4,410,646
1,700	7.00%, 6/15/16	Baa2/BBB-	2,045,630
5,750	Pacific Energy Partners L.P., 6.25%, 9/15/15	Baa3/BBB-	5,998,049
500	Pemex Project Funding Master Trust, 5.75%, 12/15/15	Baa1/BBB	541,237
14,800	Petrobras International Finance Co., 7.875%, 3/15/19	Baa1/BBB-	17,903,131
	Petroleos Mexicanos,
13,900	5.50%, 1/21/21 (a)(d)	Baa1/BBB	14,372,600
1,000	8.00%, 5/3/19	Baa1/BBB	1,215,000
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	Baa3/BBB-	2,766,897
1,200	Plains Exploration & Production Co., 7.00%, 3/15/17	B1/BB-	1,192,500
3,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20 (b)	Aa2/A	3,753,750
	Ras Laffan Liquefied Natural Gas Co., Ltd. III (b),
1,400	5.50%, 9/30/14	Aa2/A	1,525,898
2,500	5.832%, 9/30/16	Aa2/A	2,725,000
3,000	6.75%, 9/30/19	Aa2/A	3,465,642
4,400	Southern Natural Gas Co., 5.90%, 4/1/17 (a)(d)	Baa3/BB	4,718,230
1,950	Tennessee Gas Pipeline Co., 7.50%, 4/1/17	Baa3/BB	2,237,639
	XTO Energy, Inc.,
3,000	5.50%, 6/15/18	Aaa/AAA	3,481,674
3,000	7.50%, 4/15/12	Aaa/AAA	3,329,142

			191,797,456

Paper & Forest Products—1.9%
	Weyerhaeuser Co.,
51,406	6.75%, 3/15/12	Ba1/BBB-	54,456,124
5,000	7.375%, 10/1/19	Ba1/BBB-	5,442,280

			59,898,404

Paper/Paper Products—0.3%
	Georgia-Pacific LLC (a)(d),
6,400	7.00%, 1/15/15	Ba2/BB+	6,680,000
2,900	7.125%, 1/15/17	Ba2/BB+	3,034,125

			9,714,125

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Retail—0.9%
$23,716	CVS Pass Through Trust, 7.507%, 1/10/32 (a)(d)	Baa2/BBB+	$27,400,604

Telecommunications—4.1%
	America Movil SAB De C.V. (a)(d),
34,100	5.00%, 3/30/20	A2/A-	36,418,527
30,900	6.125%, 3/30/40	A2/A-	33,507,991
	AT&T Corp.,
2,352	7.30%, 11/15/11	A2/A	2,539,104
1,500	8.00%, 11/15/31	A2/A	1,953,387
5,000	AT&T, Inc., 5.50%, 2/1/18	A2/A	5,649,065
	Deutsche Telekom International Finance BV,
4,500	6.75%, 8/20/18	Baa1/BBB+	5,322,222
€1,280	8.125%, 5/29/12	Baa1/BBB+	1,861,606
	Qwest Communications International, Inc.,
$9,503	7.50%, 2/15/14	Ba3/B+	9,788,090
	Qwest Corp.,
2,000	3.787%, 6/15/13, FRN	Ba1/BBB-	2,030,000
1,250	6.50%, 6/1/17	Ba1/BBB-	1,312,500
	Rogers Communications, Inc.,
CAD 800	7.25%, 12/15/11	Baa2/BBB	829,462
CAD 400	7.625%, 12/15/11	Baa2/BBB	416,673
$4,800	Sprint Capital Corp., 8.75%, 3/15/32	Ba3/BB-	4,890,000
10,000	Telefonica Emisiones s.A.u., 0.784%, 2/4/13, FRN	Baa1/A-	9,681,780
6,900	Verizon Communications, Inc., 5.55%, 2/15/16	A3/A	7,906,986
6,100	Vodafone Group PLC, 0.816%, 2/27/12, FRN	Baa1/A-	6,096,315

			130,203,708

Tobacco—0.7%
10,000	Altria Group, Inc., 10.20%, 2/6/39	Baa1/BBB	14,165,100
8,130	Reynolds American, Inc., 7.75%, 6/1/18	Baa3/BBB	9,434,085

			23,599,185

Utilities—1.7%
2,649	Bruce Mansfield Unit, 6.85%, 6/1/34	Baa2/BBB-	2,781,514
400	Columbus Southern Power Co., 5.50%, 3/1/13	A3/BBB	438,100
655	Constellation Energy Group, Inc., 7.00%, 4/1/12	Baa3/BBB-	708,931
	Consumers Energy Co.,
2,050	5.00%, 2/15/12	A3/BBB+	2,157,227
850	5.00%, 3/15/15	A3/BBB+	929,540
2,000	5.15%, 2/15/17	A3/BBB+	2,174,834
1,100	5.375%, 4/15/13	A3/BBB+	1,200,829
1,400	Dayton Power & Light Co., 5.125%, 10/1/13	Aa3/A	1,555,810
5,000	DTE Energy Co., 6.35%, 6/1/16	Baa2/BBB-	5,752,700
14,200	EDF S.A., 6.50%, 1/26/19 (a)(d)	Aa3/A+	17,008,845
1,600	FirstEnergy Corp., 6.45%, 11/15/11	Baa3/BB+	1,683,683
277	GG1C Funding Corp., 5.129%, 1/15/14 (a)(d)	Baa3/BBB+	283,014
1,000	Midamerican Energy Holdings Co., 5.875%, 10/1/12	Baa1/BBB+	1,089,666
	Nevada Power Co.,
100	5.875%, 1/15/15	Baa3/BBB	113,121
1,600	5.95%, 3/15/16	Baa3/BBB	1,835,726
3,000	6.50%, 5/15/18	Baa3/BBB	3,522,423
1,700	Ohio Edison Co., 5.45%, 5/1/15	Baa2/BBB-	1,884,950
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	Baa1/BBB	3,325,294

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

Utilities (continued)
	$1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	Baa3/BBB	$2,160,148
	4,500	Toledo Edison Co., 6.15%, 5/15/37	Baa1/BBB	4,834,904
	76	W3A Funding Corp., 8.09%, 1/2/17	Baa2/BBB	79,223

				55,520,482

		Total Corporate Bonds & Notes (cost—$1,962,650,063)		2,132,356,237

SOVEREIGN DEBT OBLIGATIONS—11.5%
Australia—0.2%
AUD	5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	Aaa/AAA	5,026,677

Brazil—4.8%
		Brazil Notas do Tesouro Nacional, Ser. F,
BRL	2,798	10.00%,1/1/12	Baa3/NR	1,571,659
BRL	147,046	10.00%,1/1/17	Baa3/NR	77,092,643
BRL	147,171	10.00%,1/1/21	Baa3/NR	74,446,901

				153,111,203

Canada—4.0%
CAD	10,900	Canada Housing Trust No. 1, 1.229%, 9/15/14, FRN (a)(d)	Aaa/AAA	10,688,657
CAD	69,400	Canadian Government Bond, 1.50%, 6/1/12	NR/NR	67,555,406
CAD	2,400	Province of Ontario Canada, 6.50%, 3/8/29	Aa1/AA-	2,912,200
	$47,800	Province of Quebec Canada, 3.50%, 7/29/20	Aa2/A+	47,863,861

				129,020,124

Colombia—0.1%
	2,000	Colombia Government International Bond, 7.375%, 1/27/17	Ba1/BBB-	2,405,000

Germany—1.2%
	€25,200	Bundesrepublik Deutschland, 4.25%, 7/4/39, Ser. 07	Aaa/AAA	38,250,468

Indonesia—0.1%
	$3,100	Indonesia Government International Bond, 6.875%, 1/17/18	Ba2/BB	3,634,750

Korea (Republic of)—0.7%
	21,900	Export-Import Bank of Korea, 5.125%, 6/29/20	A1/A	23,146,307
	300	Korea Development Bank, 8.00%, 1/23/14	A1/A	351,210

				23,497,517

Qatar—0.3%
		Qatar Government International Bond (a)(d),
	3,300	4.00%, 1/20/15	Aa2/AA	3,436,125
	6,100	5.25%, 1/20/20	Aa2/AA	6,481,250

				9,917,375

Russia—0.1%
	1,840	Russian Federation, 7.50%, 3/31/30	Baa1/BBB	2,138,448

		Total Sovereign Debt Obligations (cost—$357,557,700)		367,001,562

U.S. TREASURY OBLIGATIONS—7.1%
		U.S. Treasury Bonds (e)(i)—6.1%
	35,800	3.50%, 2/15/39		32,840,915
	147,928	4.50%, 8/15/39		160,987,232

				193,828,147

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	U.S. Treasury Notes—1.0%
$4,000	1.00%, 4/30/12 (e)		$4,035,464
2,200	2.75%, 5/31/17 (e)		2,265,828
23,900	3.625%, 8/15/19 (e)(i)		25,477,783
308	4.00%, 8/15/18 (i)		342,145

			32,121,220

	Total U.S. Treasury Obligations (cost—$224,992,627)		225,949,367

MORTGAGE-BACKED SECURITIES—5.7%
€5,400	Arena BV, 0.772%, 2/17/63, CMO, FRN	Aaa/NR	6,989,270
$4,400	Banc of America Commercial Mortgage, Inc., 5.889%, 7/10/44, CMO, VRN	NR/A+	4,627,067
270	Banc of America Funding Corp., 5.972%, 1/20/47, CMO, VRN	NR/CCC	193,279
1,989	Banc of America Large Loan, Inc., 0.851%, 8/14/29, CMO, FRN (b)	Aaa/AAA	1,765,493
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
1,976	2.56%, 8/25/35, FRN	Baa2/AAA	1,868,746
2,320	2.76%, 3/25/35, FRN	Ba2/AAA	2,096,967
520	2.934%, 3/25/35, FRN	A1/AAA	479,804
11,454	3.577%, 10/25/35, FRN	NR/BBB+	11,421,949
183	4.191%, 10/25/33, VRN	Aaa/AAA	185,628
129	4.620%, 5/25/34, FRN	Aaa/AAA	120,441
	Bear Stearns Alt-A Trust, CMO, VRN,
4,771	5.437%,11/25/36	B3/CCC	2,971,224
6,071	5.496%,11/25/36	B3/CCC	3,897,540
1,625	5.512%, 2/25/36	Caa2/CCC	862,725
	Bear Stearns Commercial Mortgage Securities, CMO,
749	0.45%, 3/15/19, FRN (a)(d)	Aaa/AA	701,156
1,600	5.54%, 9/11/41	NR/AAA	1,719,570
7,500	5.694%, 6/11/50, VRN	NR/A+	7,815,418
	Citigroup Mortgage Loan Trust, Inc., CMO, FRN,
696	2.51%, 8/25/35	B1/AA	614,360
759	2.56%, 8/25/35	B3/AA	657,651
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%,12/11/49	Aaa/A-	4,400,251
8,000	5.363%, 1/15/46, VRN	Aaa/AAA	8,399,371
€376	Cordusio RMBS SRL, 0.894%, 6/30/35, CMO, FRN	Aaa/AAA	465,760
	Countrywide Alternative Loan Trust, CMO,
$2,651	0.519%, 11/25/46, FRN	B3/B-	1,442,989
733	0.529%, 5/25/36, FRN	B1/B-	373,858
12,763	6.25%, 8/25/37	Caa3/CC	8,366,713
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
353	0.649%, 3/25/35, FRN	B1/A	195,701
85	2.992%, 8/25/34, VRN	Ba1/B+	60,495
25	Credit Suisse First Boston Mortgage Securities Corp.,
	2.500%, 7/25/33, CMO, VRN	Aaa/AAA	22,922
	Credit Suisse Mortgage Capital Certificates, CMO,
2,600	5.311%,12/15/39	Aaa/A+	2,636,688
7,300	5.722%, 6/15/39, VRN	Aaa/BBB+	7,107,598
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO, FRN,
2,636	0.601%, 8/19/45	Baa3/BBB-	1,634,499
1,724	2.478%, 7/19/44	Aa3/AAA	1,295,672
162	First Horizon Asset Securities, Inc., 2.916%, 12/25/33, CMO, FRN	Aaa/NR	157,674
4,222	Greenpoint Mortgage Funding Trust, 0.559%, 6/25/45, CMO, FRN	Baa2/BB-	2,583,566
19	Greenpoint Mortgage Pass Through Certificates,
	2.981%, 10/25/33, CMO, FRN	NR/B	15,972
1,000	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	1,028,322

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	GSR Mortgage Loan Trust, CMO. FRN,
$133	2.14%, 3/25/33	Aaa/NR	$130,452
668	2.921%, 9/25/35	NR/AAA	652,523
2,046	2.921%, 9/25/35	NR/AA	1,994,613
1,152	2.943%, 9/25/35	NR/AAA	1,086,163
	Harborview Mortgage Loan Trust, CMO,
702	0.678%, 6/20/35, FRN	Aaa/AAA	572,382
288	3.005%, 5/19/33, VRN	NR/AAA	291,890
33,197	Hilton Hotel Pool Trust, 0.580%, 10/3/15, CMO, IO, VRN (a)(d)	Aaa/AAA	39,933
425	Homebanc Mortgage Trust, 5.805%, 4/25/37, CMO, VRN	Ba1/BBB-	353,929
€245	IntesaBci Sec 2 SRL, 0.977%, 8/28/23, CMO, FRN	Aaa/AAA	315,894
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
$1,000	5.336%, 5/15/47	Aaa/A	1,027,961
6,600	5.42%, 1/15/49	Aaa/NR	6,623,516
2,200	5.44%, 6/12/47	Aaa/A+	2,261,311
	JPMorgan Mortgage Trust, CMO,
2,232	3.384%, 7/25/35, FRN	Baa2/AAA	2,173,457
180	4.276%, 11/25/33, FRN	NR/AAA	179,873
363	5.016%, 2/25/35, FRN	A2/AAA	366,195
6,365	5.442%, 2/25/36, VRN	NR/BB-	5,724,052
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO, VRN,
1,200	5.172%, 12/12/49	Aaa/AA-	1,216,305
1,600	5.956%, 8/12/49	NR/AAA	1,689,945
	Morgan Stanley Dean Witter Capital I, CMO,
600	4.74%, 11/13/36	NR/AAA	632,608
209	6.66%, 2/15/33	NR/AAA	210,918
1,121	Ocwen Residential MBS Corp., 7.00%, 10/25/40, CMO, VRN (a)(d)(g)	B3/NR	128,158
	RBSSP Resecuritization Trust, CMO, FRN (a)(d),
2,355	0.627%, 5/26/37	NR/NR	2,227,974
21,150	0.667%, 3/26/37	NR/NR	18,886,634
10,242	0.847%, 9/26/34	NR/NR	9,568,764
15,385	0.847%, 3/26/36	NR/NR	14,674,935
8,926	0.847%, 4/26/37	NR/NR	8,212,080
1,819	Residential Accredit Loans, Inc., 0.539%, 4/25/46, CMO, FRN	Baa2/CCC	712,566
168	Structured Adjustable Rate Mortgage Loan Trust,
	2.714%, 2/25/34, CMO, VRN	Aa2/AAA	156,030
4,803	Structured Asset Mortgage Investments, Inc.,
	0.549%, 5/25/36, CMO, FRN	B3/CCC	2,601,977
1,624	Thornburg Mortgage Securities Trust, 0.439%, 11/25/46, CMO, FRN	B2/AAA	1,566,535
	Wachovia Bank Commercial Mortgage Trust, CMO,
450	0.421%, 6/15/20, FRN (a)(d)	Aaa/A+	382,626
700	5.416%, 1/15/45, VRN	Aaa/AA-	750,394
1,300	5.678%, 5/15/46	Aaa/A	1,307,886
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
277	0.639%, 1/25/45	Aa2/AAA	213,520
3,006	0.745%, 11/25/34	Aa2/AAA	2,124,061
1,541	1.413%, 2/25/46	A2/AA	1,059,631
857	Wells Fargo Mortgage-Backed Securities Trust,
	2.923%, 3/25/36, CMO, VRN	Caa2/NR	622,371

	Total Mortgage-Backed Securities (cost—$172,393,015)		181,916,401

MUNICIPAL BONDS—5.2%
Arizona—0.1%
2,000	Univ. of Arizona Rev., 6.423%, 8/1/35	Aa3/AA-	2,013,600

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

California—2.8%
$2,400	Golden State Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47, Ser. A-1	Baa3/BBB	$1,715,640
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	Aa2/AA-	15,825,900
25,000	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	Aa1/AA	26,064,750
13,600	Northern California Power Agcy. Rev., 7.311%, 6/1/40	A3/A-	14,327,600
	State, GO,
4,350	7.55%, 4/1/39	A1/A-	4,902,668
22,400	7.95%, 3/1/36	A1/A-	23,993,984
2,500	Univ. of California Rev., 4.75%, 5/15/33, Ser. L	Aa1/AA	2,521,475

			89,352,017

Illinois—0.6%
1,500	Chicago Board of Education, GO, 5.25%, 12/1/26, Ser. C	Aa2/AA-	1,612,875
2,500	Chicago Metropolitan Water Reclamation Dist., GO, 5.72%, 12/1/38	Aaa/AAA	2,761,075
10,500	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	Aa3/AA	10,254,615
	Finance Auth. Rev., Univ. of Chicago,
1,240	5.00%, 7/1/27, Ser. A	Aa1/AA	1,310,134
1,600	5.50%, 7/1/37, Ser. B	Aa1/AA	1,755,600

			17,694,299

Iowa—0.0%
765	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	Baa3/BBB	660,149

Massachusetts—0.4%
12,000	School Building Auth. Rev., 5.468%, 6/15/27	Aa2/AA	12,343,800

Michigan—0.2%
8,355	Detroit City School Dist., School Building & Site Improvements, GO, 5.00%, 5/1/33, Ser. B (FGIC) (Q-SBLF)	Aa2/AA	8,014,701

Minnesota—0.0%
900	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	905,553

Nevada—0.1%
4,005	Clark Cnty. School Dist., GO, 5.00%, 6/15/19, Ser. A	Aa1/AA	4,484,839

New Jersey—0.0%
250	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	164,575

New York—0.3%
1,300	New York City Transitional Finance Auth. Rev.,
	5.00%, 1/15/25, Ser. S-1	Aa3/AA-	1,408,225
5,000	Port Auth. of New York & New Jersey Rev.,
	5.125%, 5/1/34, Ser. 136 (NPFGC) (k)	Aa2/AA-	5,105,500
2,500	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	NR/AAA	2,598,475

			9,112,200

Ohio—0.3%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
11,700	5.75%, 6/1/34	Baa3/BBB	8,796,177
900	5.875%, 6/1/47	Baa3/BBB	642,411

			9,438,588

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Texas—0.3%
$4,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	NR/AAA	$4,718,296
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	A2/A-	4,221,606

			8,939,902

Washington—0.0%
600	State, GO, zero coupon, 12/1/20, Ser. F (NPFGC)	Aa1/AA+	413,010

Wisconsin—0.1%
2,300	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	2,536,394

	Total Municipal Bonds (cost—$160,810,892)		166,073,627

U.S. GOVERNMENT AGENCY SECURITIES—3.7%
	Fannie Mae—0.6%
2,080	2.228%, 5/1/35, FRN, MBS	Aaa/AAA	2,155,859
4	3.041%, 8/25/18, CMO, FRN	Aaa/AAA	4,111
4,490	3.168%, 11/1/35, FRN, MBS	Aaa/AAA	4,677,850
7	3.753%, 2/1/18, FRN, MBS	Aaa/AAA	7,741
737	4.50%, 4/25/16, CMO	Aaa/AAA	741,632
2,845	4.50%, 1/25/17, CMO	Aaa/AAA	2,915,563
5	4.812%, 4/1/17, FRN, MBS	Aaa/AAA	4,723
473	5.00%, 1/25/17, CMO	Aaa/AAA	481,074
73	5.00%, 4/1/22, MBS	Aaa/AAA	78,232
4,650	5.29%, 11/25/33, CMO	Aaa/AAA	5,009,201
1,981	6.00%, 11/1/27, MBS	Aaa/AAA	2,157,969

			18,233,955

	Freddie Mac—1.0%
9	2.875%, 12/1/18, FRN, MBS	Aaa/AAA	9,699
5	3.575%, 6/1/30, FRN, MBS	Aaa/AAA	4,834
51	4.50%, 10/15/19, CMO	Aaa/AAA	51,596
2,030	4.50%, 2/15/20, CMO	Aaa/AAA	2,065,806
633	5.00%, 1/15/18, CMO	Aaa/AAA	648,936
131	5.00%, 7/15/24, CMO	Aaa/AAA	130,624
395	5.00%, 5/15/27, CMO	Aaa/AAA	395,536
19,712	5.00%, 7/15/33, CMO	Aaa/AAA	20,883,007
7,058	6.00%, 5/15/36, CMO	Aaa/AAA	7,783,459
128	6.50%, 1/1/38, MBS	Aaa/AAA	140,478
495	6.50%, 10/1/38, MBS	Aaa/AAA	543,388

			32,657,363

	Ginnie Mae—0.2%
16	3.375%, 1/20/22, FRN, MBS	Aaa/AAA	16,741
95	6.00%, 6/15/36, MBS	Aaa/AAA	104,446
81	6.00%, 9/15/36, MBS	Aaa/AAA	88,461
12	6.00%, 10/15/36, MBS	Aaa/AAA	13,061
4,932	6.00%, 11/15/36, MBS	Aaa/AAA	5,414,833

			5,637,542

	Small Business Administration Participation Certificates—1.9%
412	4.504%,2/10/14	Aaa/AAA	431,412
4,930	4.77%, 4/1/24, ABS	Aaa/AAA	5,279,735
27,257	5.32%, 1/1/27, ABS	Aaa/AAA	29,974,321
21,624	5.70%, 8/1/26, ABS	Aaa/AAA	24,146,736

			59,832,204

	Total U.S. Government Agency Securities (cost—$106,939,294)		116,361,064

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

SENIOR LOANS (a)(c)—0.4%
Automotive—0.3%
	Ford Motor Corp., Term B,
$8,528	3.35%,12/15/13		$8,302,306

Healthcare & Hospitals—0.0%
	HCA, Inc.,
370	2.783%, 11/17/13, Term B1		357,454
886	3.783%, 3/31/17, Term B2		864,204

			1,221,658

Paper/Paper Products—0.1%
	Georgia-Pacific Corp., Term B2,
1,937	2.475%,12/23/12		1,908,367
244	2.533%,12/20/12		240,492

			2,148,859

	Total Senior Loans (cost—$11,964,296)		11,672,823

ASSET-BACKED SECURITIES—0.3%
378	ACE Securities Corp., 0.379%, 12/25/36, FRN	B3/B	356,741
113	Asset-Backed Funding Certificates, 0.389%, 1/25/37, FRN	Ba1/A-	110,904
682	Bear Stearns Asset-Backed Securities Trust, 1.329%, 10/25/37, FRN	Caa2/BBB	531,459
479	BNC Mortgage Loan Trust, 0.429%, 5/25/37, FRN	Ba2/B+	419,855
	Conseco Financial Corp.,
359	6.22%,3/1/30	NR/BBB-	373,091
4,927	6.53%, 2/1/31, VRN	NR/CCC-	4,705,926
1,337	HSI Asset Securitization Corp. Trust, 0.439%, 4/25/37, FRN	B2/B+	1,040,314
125	Indymac Residential Asset-Backed Trust, 0.409%, 7/25/37, FRN	A2/BBB-	123,724
411	JPMorgan Mortgage Acquisition Corp., 0.409%, 3/25/37, FRN	Caa1/BB-	387,402
4	Keystone Owner Trust, 9.00%, 1/25/29 (a)(d)	Caa1/NR	3,635
1,163	MASTR Asset-Backed Securities Trust, 0.409%, 5/25/37, FRN	Ba1/AAA	1,110,236
412	Merrill Lynch Mortgage Investors, Inc., 0.449%, 2/25/37, FRN	Ca/CCC	283,826
3	Morgan Stanley ABS Capital I, 0.379%, 10/25/36, FRN	Aaa/AAA	2,868
253	Morgan Stanley Mortgage Loan Trust, 0.689%, 4/25/37, FRN	Caa3/CCC	116,108
265	Nationstar Home Equity Loan Trust, 0.389%, 6/25/37, FRN	Aa2/AAA	256,276
423	Popular ABS Mortgage Pass-Through Trust, 0.419%, 6/25/47, FRN	Caa2/AAA	367,809
168	Wells Fargo Home Equity Trust, 0.559%, 10/25/35, FRN	Aaa/AAA	165,685

	Total Asset-Backed Securities (cost—$9,719,423)		10,355,859

Shares

PREFERRED STOCK—0.0%
Capital Markets—0.0%
56,000	Goldman Sachs Group, Inc., 3.75%, Ser. A (m) (cost—$1,400,000)	Baa2/BBB	1,107,680

CONVERTIBLE PREFERRED STOCK—0.0%
Financial Services—0.0%
700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (h)	Ba1/A-	682,500

Insurance—0.0%
9,050	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	69,866

	Total Convertible Preferred Stock (cost—$1,016,500)		752,366

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—6.2%
Corporate Notes—2.4%
Banking—0.0%
€500	VTB Capital S.A., 8.25%, 6/30/11	Baa1/BBB	$682,341

Biotechnology—0.2%
$4,200	Amgen, Inc., 0.125%, 2/1/11	A3/A+	4,189,500

Financial Services—1.4%
4,000	American General Finance Corp., 4.625%, 9/1/10	B2/B	4,000,000
10,000	Caelus Re Ltd., 6.788%, 6/7/11, FRN (a)(b)(d)(l) (acquisition cost-$9,963,680; purchased 6/20/08-2/9/09)	NR/BB	9,784,970
£4,000	FCE Bank PLC, 7.875%, 2/15/11	Ba3/B	6,374,025
$500	Ford Motor Credit Co. LLC, 7.375%, 2/1/11	Ba3/B-	508,809
2,900	International Lease Finance Corp., 4.95%, 2/1/11	B1/BB+	2,889,125
130	Isles CBO Ltd., 1.243%, 10/27/10, FRN (a)(d)(g)	B1/NR	125,351
¥1,200,000	Lehman Brothers Holdings, Inc., 1.15%, 10/26/10 (f)	WR/NR	2,441,957
$700	Mystic Re Ltd., 10.538%, 6/7/11, FRN (a)(b)(d)(l) (acquisition cost-$700,000; purchased 5/23/07)	NR/BB-	677,320
3,109	Petroleum Export Ltd., 5.265%, 6/15/11 (b)	Ba1/BBB	3,118,569
	Petroleum Export II Ltd.,
2,288	6.34%, 6/20/11 (a)(d)	NR/NR	2,282,022
364	6.34%, 6/20/11 (b)	NR/NR	363,057
11,500	Williams Cos., Inc., 6.375%, 10/1/10 (a)(d)	Baa3/BB+	11,570,242

			44,135,447

Insurance—0.2%
500	American International Group, Inc., 4.70%, 10/1/10	A3/A-	502,500
5,000	Metropolitan Life Global Funding I, 4.625%, 8/19/10 (a)(d)	Aa3/AA-	5,008,580

			5,511,080

Oil & Gas—0.5%
4,600	Anadarko Finance Co., 6.75%, 5/1/11	Ba1/BBB-	4,681,770
12,300	BP Capital Markets PLC, 0.667%, 4/11/11, FRN	A2/NR	12,020,162
25	Sonat, Inc., 7.625%, 7/15/11	Ba3/BB-	26,112

			16,728,044

Telecommunications—0.1%
100	British Telecommunications PLC, 9.375%, 12/15/10	Baa2/BBB-	102,970
100	France Telecom S.A., 7.75%, 3/1/11	A3/A-	103,944
3,500	Telefonica Emisiones s.A.u., 5.984%, 6/20/11	Baa1/A-	3,636,934

			3,843,848

Utilities—0.0%
200	Idaho Power Co., 6.60%, 3/2/11	A2/A-	206,090
500	PSEG Power LLC, 7.75%, 4/15/11	Baa1/BBB	522,574

			728,664

	Total Corporate Notes (cost—$73,436,624)		75,818,924

U.S. Treasury Bills (i)—1.7%
54,280	0.051%-0.208%, 8/5/10-1/20/11 (cost—$54,241,233)		54,244,290

U.S. Government Agency Securities—0.5%
14,600	Fannie Mae, zero coupon, 9/27/10 (cost—$14,594,663)	Aaa/AAA	14,594,663

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Sovereign Debt Obligations—0.0%
Philippines—0.0%
$900	Philippine Government International Bond, 8.375%, 2/15/11 (cost—$937,199)	Ba3/BB-	$942,750

Repurchase Agreements—1.6%
26,000	Barclays Capital, Inc., dated 7/30/10, 0.22%, due 8/2/10, proceeds $26,000,477; collateralized by U.S. Treasury Bonds, 4.375%, due 5/15/40, valued at $26,870,021, including accrued interest		26,000,000
19,500	Banc of America Securities LLC, dated 7/30/10, 0.22%, due 8/2/10, proceeds $19,500,358; collateralized by U.S. Treasury Notes, 2.25%, due 1/31/15, valued at $19,908,162, including accrued interest		19,500,000
5,182	State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $5,182,004; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $5,289,899 including accrued interest		5,182,000

	Total Repurchase Agreements (cost—$50,682,000)		50,682,000

	Total Short-Term Investments (cost—$193,891,719)		196,282,627

	Total Investments before options written (cost—$3,203,335,529)—107.1%		3,409,829,613

Notional
Amount

OPTIONS WRITTEN (j)—(1.8)%
	Call Options—(1.5)%
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
1,095,800,000	strike rate 3.25%, expires 8/31/10		(32,834,442)
191,500,000	strike rate 3.25%, expires 10/29/10		(5,766,544)
185,400,000	strike rate 3.50%, expires 8/31/10		(9,459,831)
	iTraxx Europe 13 5-Year Index (OTC),
€21,900,000	strike price €0.70, expires 9/15/10		(3,040)

			(48,063,857)

	Put Options—(0.3)%
	3-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$1,219,100,000	strike rate 3.00%, expires 6/18/12		(9,613,145)
	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
314,100,000	strike rate 4.00%, expires 12/1/10		(15,422)
36,000,000	strike rate 5.50%, expires 8/31/10		(4)

Fixed Income SHares: Series C Schedule of Investments
July 31, 2010 (unaudited)

Notional
Amount			Value*

	7-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
$340,900,000	strike rate 6.00%, expires 8/31/10		$(34)
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
376,200,000	strike rate 4.50%, expires 8/31/10		(38)
810,300,000	strike rate 4.75%, expires 8/31/10		(81)
191,500,000	strike rate 5.00%, expires 10/29/10		(1,609)
281,000,000	strike rate 6.00%, expires 8/31/10		(28)
	iTraxx Europe 13 5-Year Index (OTC),
€21,900,000	strike price €1.30, expires 9/15/10		(54,770)
€63,900,000	strike price €1.80, expires 9/15/10		(29,969)

			(9,715,100)

	Total Options Written (premiums received—$37,851,588)		(57,778,957)

	Total Investments net of options written (cost—$3,165,483,941)	105.3%	3,352,050,656
	Other liabilities in excess of other assets	(5.3)	(167,317,440)

	Net Assets	100.0%	$3,184,733,216

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $667,873,656, representing 21.0% of net assets.

(b)	Illiquid.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2010.

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after July 31, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $253,509, representing 0.01% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts, delayed-delivery securities, forward foreign currency contracts and swaps.

(j)	Non-income producing.

(k)	Subject to Alternative Minimum Tax.

(l)	Restricted. The aggregate acquisition cost of such securities is $11,790,688 and the aggregate market value is $11,333,397, representing 0.4% of net assets.

(m)	Floating Rate. The rate disclosed reflects the rate in effect on July 31, 2010.

Glossary:

ABS—Asset-Backed Securities

AUD—Australian Dollar

BRL—Brazilian Real

£—British Pound

CAD—Canadian Dollar

CMO—Collateralized Mortgage Obligation

€—Euro

FGIC—insured by Financial Guaranty Insurance Co.

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.

GO—General Obligation Bond

IO—Interest Only

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

OTC—Over the Counter

Q-SBLF—Qualified School Bond Loan Fund

VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.

WR—Withdrawn Rating

Other Investments:
(A) Futures contracts outstanding at July 31, 2010:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000s)	Date	(Depreciation)

Long:	Euro Bobl 5 yr. Futures	744	$116,343	9/1/10	$(39,567)
	Financial Futures Euro—90 day	1,299	323,419	9/13/10	4,470,592
	Financial Futures Euro—90 day	5,700	1,418,659	12/13/10	14,715,441
	Financial Futures Euro—90 day	2,084	517,744	6/13/11	4,772,912
	Financial Futures Euro—90 day	4,503	1,117,025	9/19/11	8,386,838
	U.S. Treasury Notes 10 yr. Futures	3,468	429,382	9/21/10	9,649,633

					$41,955,849

The Portfolio pledged cash collateral of $18,000 for futures contracts.
(B) Transactions in options written for the nine months ended July 31, 2010:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	792	1,181,700,000	$11,798,952
Options written	5,859	8,786,000,000	49,412,447
Options terminated in closing transactions	(6,651)	(4,345,300,000)	(18,523,480)
Options exercised	—	(133,000,000)	(1,087,250)
Options expired	—	(339,900,000)	(3,749,081)

Options outstanding, July 31, 2010	—	5,149,500,000	$37,851,588

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2010 (1):

	Notional Amount					Upfront
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid	Depreciation

Bank of America:
DTE Energy	$5,000	0.97%	6/20/16	(0.97)%	$(4,713)	—	$(4,713)
Citigroup:
Merrill Lynch	5,000	1.69%	3/20/15	(2.45)%	(177,975)	—	(177,975)
Credit Suisse First Boston:
Deutsche Telekom International Finance	5,000	0.88%	9/20/18	(1.08)%	(77,147)	—	(77,147)
Deutsche Bank:
Credit Suisse First Boston	4,400	0.70%	6/20/13	(1.35)%	(89,207)	—	(89,207)
JPMorgan Chase:
Lexmark International	5,000	1.02%	6/20/13	(1.19)%	(30,709)	—	(30,709)

					$(379,751)	—	$(379,751)

Sell protection swap agreements outstanding at July 31, 2010(2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid(Received)	(Depreciation)

Bank of America:
General Electric	$4,000	1.68%	6/20/12	5.00%	$270,176	$75,672	$194,504
Morgan Stanley	1,000	1.44%	3/20/11	1.00%	(1,685)	(1,068)	(617)
Barclays Bank:
Brazilian Government International Bond	44,000	0.76%	3/20/12	1.00%	228,464	90,126	138,338
BNP Paribas:
General Electric	15,200	1.88%	12/20/13	4.90%	1,566,275	—	1,566,275
Citigroup:
El Paso	2,700	2.13%	3/20/14	5.00%	283,711	(133,380)	417,091
United Kingdom Gilt	49,700	0.57%	6/20/15	1.00%	1,064,864	411,396	653,468
Credit Suisse First Boston:
China Government International Bond	4,700	0.75%	3/20/15	1.00%	57,488	51,098	6,390
United Kingdom Gilt	13,000	0.59%	9/20/15	1.00%	280,546	133,971	146,575
Deutsche Bank:
Berkshire Hathaway	11,900	1.61%	9/20/13	1.10%	(167,352)	—	(167,352)
France Government Bond	13,500	0.66%	9/20/15	0.25%	(270,093)	(492,309)	222,216
General Electric	7,700	1.88%	12/20/13	3.80%	510,338	—	510,338
ING Bank	€28,600	1.55%	6/20/11	1.40%	12,758	—	12,758
Procter & Gamble	$3,000	0.39%	3/20/14	1.27%	99,238	—	99,238
Goldman Sachs:
BP Capital Markets	3,400	3.23%	6/20/15	5.00%	266,097	89,913	176,184
California State Municipal Bond	3,300	2.76%	12/20/18	1.63%	(169,064)	—	(169,064)
California State Municipal Bond	25,000	2.76%	12/20/18	1.65%	(1,256,660)	—	(1,256,660)
Dow Jones CDX HY-9 5-Year Index 35-100%	3,369	1.12%	12/20/12	2.05%	81,898	—	81,898
El Paso	350	2.31%	9/20/14	5.00%	38,463	(27,125)	65,588
SLM	4,100	6.17%	3/20/13	2.95%	(294,677)	—	(294,677)
HSBC Bank:
Brazilian Government International Bond	18,100	0.76%	3/20/12	1.00%	93,982	40,787	53,195
JPMorgan Chase:
American Express	2,800	0.69%	3/20/14	2.75%	215,536	—	215,536
BP Capital Markets	600	3.23%	6/20/15	5.00%	46,958	6,025	40,933
China Government International Bond	22,000	0.75%	3/20/15	1.00%	269,092	254,939	14,153
France Government Bond	17,500	0.66%	9/20/15	0.25%	(350,121)	(613,195)	263,074
General Electric	2,500	1.48%	6/20/11	1.00%	(7,750)	6,012	(13,762)
Petrobras International	37,000	1.17%	9/20/11	1.00%	(27,855)	(133,578)	105,723
Merrill Lynch:
American International Group	4,000	2.37%	12/20/12	0.90%	(131,165)	—	(131,165)
JPMorgan Chase	3,000	0.61%	9/20/12	0.39%	(12,573)	—	(12,573)
SLM	3,000	6.06%	12/20/12	2.90%	(194,153)	—	(194,153)
Morgan Stanley:
Altria Group	2,500	0.59%	12/20/10	0.95%	6,331	—	6,331
ConocoPhillips	4,700	0.09%	3/20/11	0.23%	5,482	—	5,482
Time Warner	5,000	0.05%	9/20/10	0.58%	7,193	—	7,193

					$2,521,742	$(240,716)	$2,762,458

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(D) Interest rate swap agreements outstanding at July 31, 2010:

	Notional		Rate Type			Upfront	Unrealized
	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)

Bank of America	AUD 61,700	12/15/20	6-Month AUD-LIBOR	6.00%	$1,442,503	$(601,899)	$2,044,402
Barclays Bank	BRL 472,500	1/2/12	BRL-CDI-Compounded	11.65%	7,171,139	(387,938)	7,559,077
Barclays Bank	BRL 169,900	1/2/12	BRL-CDI-Compounded	11.67%	2,671,832	1,379,581	1,292,251
Barclays Bank	MXN 459,300	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	4,529,585	588,136	3,941,449
Barclays Bank	MXN 304,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	1,619,153	10,652	1,608,501
Citigroup	AUD 116,800	12/15/20	6-Month Australian Bank Bill	6.00%	2,730,703	(1,682,010)	4,412,713
Deutsche Bank	$98,500	12/16/11	3-Month USD-LIBOR	3.00%	3,609,979	2,128,585	1,481,394
Deutsche Bank	AUD 188,640	12/15/15	6-Month Australian Bank Bill	5.00%	(2,544,573)	(2,459,890)	(84,683)
Deutsche Bank	AUD 39,200	12/15/20	6-Month AUD-LIBOR	6.00%	916,469	(380,603)	1,297,072
Goldman Sachs	BRL 281,400	1/2/12	BRL-CDI-Compounded	10.72%	1,301,727	20,342	1,281,385
Goldman Sachs	BRL 53,500	1/2/12	BRL-CDI-Compounded	11.67%	841,337	264,164	577,173
HSBC Bank	BRL 100,000	1/2/12	BRL-CDI-Compounded	10.61%	311,708	(135,865)	447,573
HSBC Bank	BRL 171,900	1/2/12	BRL-CDI-Compounded	11.67%	2,703,285	1,337,006	1,366,279
HSBC Bank	BRL 195,300	1/2/14	BRL-CDI-Compounded	12.12%	1,443,511	360,272	1,083,239
HSBC Bank	MXN 355,600	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	3,506,903	407,130	3,099,773
JPMorgan Chase	BRL 46,900	1/2/12	BRL-CDI-Compounded	11.65%	711,802	(31,399)	743,201
JPMorgan Chase	MXN 290,950	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	2,869,329	292,386	2,576,943
JPMorgan Chase	€4,000	9/16/19	6-Month EUR-LIBOR	4.00%	625,346	74,053	551,293
Merrill Lynch	BRL 200,000	1/2/14	BRL-CDI-Compounded	12.31%	1,275,214	—	1,275,214
Morgan Stanley	AUD 65,300	12/15/20	6-Month AUD-LIBOR	6.00%	1,526,669	(447,862)	1,974,531

					$39,263,621	$734,841	$38,528,780

AUD—Australian Dollar

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

EUR/€ —Euro

LIBOR—London Inter-Bank Offered Rate

MXN—Mexican Peso

TIIE—Inter-Bank Equilibrium Interest Rate

(E) Forward foreign currency contracts outstanding at July 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2010	(Depreciation)

Purchased:
24,377,000 Australian Dollar settling 10/29/10	Royal Bank of Scotland	$21,594,609	$21,846,091	$251,482
47,878,060 Brazilian Real settling 8/3/10	Barclays Bank	27,003,982	27,215,041	211,059
511,455,000 Chilean Peso settling 1/12/11	JPMorgan Chase	1,039,965	976,290	(63,675)
103,629,070 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	15,623,000	15,324,983	(298,017)
779,016,565 Chinese Yuan Renminbi settling 1/10/11	Barclays Bank	117,023,000	115,360,299	(1,662,701)
156,384,762 Chinese Yuan Renminbi settling 11/17/10	Citigroup	23,575,000	23,122,553	(452,447)
399,943,500 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	60,362,878	59,134,372	(1,228,506)
151,939,200 Chinese Yuan Renminbi settling 1/10/11	HSBC Bank	22,800,000	22,499,845	(300,155)
162,565,000 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	24,400,000	24,073,361	(326,639)
157,491,218 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	23,801,000	23,286,150	(514,850)
602,176,800 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	90,400,000	89,173,066	(1,226,934)
1,865,200,000 Japanese Yen settling 9/14/10	Royal Bank of Scotland	21,086,381	21,530,748	444,367
9,905,000 Mexican Peso settling 9/24/10	Citigroup	774,753	779,427	4,674
10,300,000 Mexican Peso settling 9/24/10	Deutsche Bank	816,023	810,510	(5,513)
11,827,000 Mexican Peso settling 9/24/10	Goldman Sachs	898,606	930,670	32,064
60,439,182 Mexican Peso settling 9/24/10	UBS	4,678,317	4,755,975	77,658
25,061,000 Norwegian Krone settling 9/21/10	Citigroup	3,898,876	4,115,697	216,821
238,000 Taiwan Dollar settling 10/12/10	Barclays Bank	7,610	7,453	(157)
706,424 Taiwan Dollar settling 10/12/10	Citigroup	22,534	22,121	(413)
1,661,423 Taiwan Dollar settling 1/14/11	Deutsche Bank	53,490	52,340	(1,150)
1,018,000 Taiwan Dollar settling 1/14/11	JPMorgan Chase	32,235	32,070	(165)
1,566,000 Taiwan Dollar settling 1/14/11	Morgan Stanley	49,833	49,334	(499)
849,000 Taiwan Dollar settling 1/14/11	UBS	26,786	26,746	(40)
Sold:
47,878,060 Brazilian Real settling 10/4/10	Barclays Bank	26,621,106	26,859,308	(238,202)
9,398,060 Brazilian Real settling 8/3/10	Goldman Sachs	5,161,359	5,342,083	(180,724)
38,480,000 Brazilian Real settling 8/3/10	Morgan Stanley	21,397,987	21,872,957	(474,970)
18,533,000 British Pound settling 9/23/10	Bank of America	27,466,462	29,017,750	(1,551,288)
27,777,000 Canadian Dollar settling 8/16/10	Goldman Sachs	26,124,004	26,965,208	(841,204)
566,000 Euro settling 8/24/10	Citigroup	735,650	737,377	(1,727)
257,185,000 Euro settling 10/26/10	Credit Suisse First Boston	331,834,232	335,000,056	(3,165,824)
5,260,000 Euro settling 8/24/10	Morgan Stanley	6,712,239	6,852,653	(140,414)
115,067,000 Euro settling 10/26/10	UBS	148,524,456	149,882,192	(1,357,736)
3,625,830 Indian Rupee settling 3/9/11	Barclays Bank	78,000	75,994	2,006
1,760,620 Indian Rupee settling 3/9/11	HSBC Bank	37,936	36,901	1,035
1,823,419 Indian Rupee settling 3/9/11	JPMorgan Chase	39,391	38,217	1,174
2,076,672 Indian Rupee settling 3/9/11	UBS	44,806	43,525	1,281
334,010 Singapore Dollar settling 9/16/10	JPMorgan Chase	238,651	245,696	(7,045)

				$(12,797,374)

At July 31, 2010, the Portfolio held $410,000 in principal value of U.S. Treasury Bills and $20,460,000 in cash as collateral for derivative contracts and delayed delivery securities.
Cash collateral held may be invested in accordance with the Portfolio’s investment strategy. Collateral held as securities will not be pledged.

Fixed Income SHares: Series H Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—81.7%
Arizona—2.8%
$100	Apache Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co. Project, 5.875%, 3/1/33, Ser. B	Baa3/BBB-	$100,294
100	Pima Cnty. Industrial Dev. Auth. Rev., Choice Education and Dev. Corp. Project, 6.375%, 6/1/36	NR/NR	79,632

			179,926

California—8.6%
100	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev., Sharp Healthcare, 6.25%, 8/1/39	A3/A-	110,488
200	Department of Water Res. Rev., 5.00%, 5/1/16, Ser. L	Aa3/AA-	232,034
100	Health Facs. Financing Auth. Rev., Children’s Hospital of Los Angeles, 5.25%, 7/1/38, (AGM)	Aa3/AAA	100,148
100	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	103,296

			545,966

Colorado—3.2%
200	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	200,078

Delaware—1.6%
100	State Economic Dev. Auth. Rev., Delmarva Power & Light Co., 5.40%,2/1/31	Baa2/BBB+	103,433

Florida—1.3%
100	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	83,163

Georgia—1.6%
100	DeKalb Cnty. Hospital Auth. Rev., DeKalb Medical Center, Inc. Project, 6.125%, 9/1/40	NR/NR	101,004

Hawaii—1.6%
100	State Airport Rev., 5.00%, 7/1/34, Ser. A	A2/A-	101,086

Illinois—14.1%
100	Finance Auth. Rev., DeKalb Supportive Living, 6.10%, 12/1/41 (c)	NR/NR	77,074
250	OSF Healthcare Systems, 6.00%, 5/15/39, Ser. A	A3/A	252,922
500	State Rev., 5.00%, 6/15/16	NR/AAA	561,100

			891,096

Indiana—1.5%
100	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.70%, 9/1/37 (a)(b)	NR/NR	92,490

Iowa—1.1%
100	Finance Auth. Rev., Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	NR/NR	67,153

Maine—1.6%
100	Portland Airport Rev., 5.00%, 1/1/40, (AGM)	Aa3/AAA	100,517

Fixed Income SHares: Series H Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Maryland—2.8%
	Health & Higher Educational Facs. Auth. Rev.,
$100	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	$75,343
100	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	102,271

			177,614

Michigan—5.7%
100	Detroit, GO, 5.25%, 11/1/35	Aa3/AA-	99,714
150	Michigan State Univ. Rev., 5.00%, 2/15/16, Ser. C	Aa1/AA	174,472
100	Tobacco Settlement Finance Auth. Rev., 5.125%, 6/1/22, Ser. A	NR/BBB	87,489

			361,675

Missouri—0.8%
100	Branson Regional Airport Transportation Dev. Dist. Rev., 6.00%, 7/1/25, Ser. B (c)	NR/NR	54,213

New Mexico—1.3%
100	Otero Cnty. Rev., 6.00%, 4/1/28	NR/NR	81,488

New York—4.0%
250	Liberty Dev. Corp. Rev., 5.125%, 1/15/44	NR/AA	251,948

North Carolina—4.0%
100	Medical Care Commission Rev., Duke Univ. Health Systems, 5.00%, 6/1/42, Ser. A	Aa2/AA	102,649
150	Ports Auth. Rev., 5.25%, 2/1/40, Ser. A	A3/NR	153,375

			256,024

Ohio—1.2%
100	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/30, Ser. A-2	Baa3/BBB	79,117

Pennsylvania—6.8%
100	Allegheny Cnty. Hospital Dev. Auth. Rev., West Penn Allegheny Health System, 5.375%, 11/15/40, Ser. A	B1/BB-	71,085
100	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	105,090
250	Delaware River Port Auth. Rev., 5.00%, 1/1/40, Ser. D	A3/A-	253,550

			429,725

Puerto Rico—4.0%
250	Sales Tax Financing Corp. Rev., 5.375%, 8/1/38, Ser. C	A1/A+	253,375

Tennessee—4.0%
100	Rutherford Cnty. Health & Educational Facs. Board Rev., Ascension Health Group, 5.00%, 11/15/40	Aa1/AA	103,292
150	Tennessee Energy Acquisition Corp. Rev., 5.00%, 2/1/25, Ser. C	Baa1/A	148,400

			251,692

Texas—3.5%
100	North Texas Tollway Auth. Rev., 5.75%, 1/1/33, Ser. F	A3/BBB+	104,906
100	Texas A&M Univ. Rev., 5.00%, 5/15/16, Ser. B	Aaa/AA+	117,431

			222,337

Fixed Income SHares: Series H Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Utah—2.8%
$100	Spanish Fork City Rev., American Leadership Academy, 5.55%, 11/15/21 (a)(b)	NR/NR	$92,930
100	Utah Cnty., Lincoln Academy Charter School, GO, 5.875%, 6/15/37, Ser. A (a)(b)	NR/NR	83,721

			176,651

Virginia—0.6%
100	Lewistown Commerce Center Community Dev. Auth. Rev., 6.05%, 3/1/27	NR/NR	35,214

Wisconsin—1.2%
100	Milwaukee Redev. Auth. Rev., Academy of Learning, 5.65%, 8/1/37, Ser. A	NR/NR	77,246

	Total Municipal Bonds (cost—$5,405,325)		5,174,231

Shares
MONEY MARKET FUND—21.4%
1,354,000	SSgA Tax Free Money Market Fund (cost—$1,354,000)		1,354,000

	Total Investments (cost—$6,759,325)	103.1%	6,528,231
	Liabilities in excess of other assets	(3.1)	(192,877)

	Net Assets	100.0%	$6,335,354

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of 269,141, representing 4.2% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Subject to Alternative Minimum Tax.
Glossary:

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

GO—General Obligation Bond

NR—Not Rated

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. TREASURY OBLIGATIONS—45.1%
	U.S. Treasury Bonds—12.9%
$28,900	4.25%, 5/15/39		$30,200,500
30,900	4.375%, 2/15/38		33,058,180
62,200	4.375%, 11/15/39		66,349,922
134,800	4.375%, 5/15/40 (c)		143,961,952
62,800	4.50%, 8/15/39		68,344,047
62,600	4.625%, 2/15/40 (h)		69,534,891
1,667	11.25%, 2/15/15 (h)		2,386,805

			413,836,297

	U.S. Treasury Notes—32.2%
631,300	1.875%, 6/30/15 (c)(j)		640,671,017
632	2.375%, 10/31/14		659,502
23,300	2.50%, 4/30/15 (c)		24,379,442
10,000	2.625%, 6/30/14		10,557,030
132,600	3.125%, 10/31/16 (c)(h)		140,452,439
210,900	3.125%, 5/15/19 (h)(j)		217,309,462
100	4.125%, 5/15/15		112,047

			1,034,140,939

	Total U.S. Treasury Obligations (cost—$1,418,698,470)		1,447,977,236

CORPORATE BONDS & NOTES—40.5%
Banking—8.9%
7,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(b)	Aaa/AAA	7,321,923
	American Express Bank FSB,
10,000	0.451%, 5/29/12, FRN	A2/BBB+	9,890,120
1,700	5.50%, 4/16/13	A2/BBB+	1,847,441
22,550	5.55%, 10/17/12	A2/BBB+	24,349,761
17,300	6.00%, 9/13/17	A2/BBB+	19,314,498
24,600	American Express Centurion Bank, 6.00%, 9/13/17	A2/BBB+	27,448,508
2,600	ANZ National International Ltd., 6.20%, 7/19/13 (a)(b)	Aa2/AA	2,896,023
1,100	Banco Santander Chile, 1.771%, 4/20/12, FRN (a)(b)	Aa3/A+	1,099,821
	Barclays Bank PLC,
6,400	5.00%, 9/22/16	Aa3/AA-	6,871,699
45,800	5.45%, 9/12/12	Aa3/AA-	49,103,233
5,000	5.926%, 12/15/16 (a)(b)(g)	Baa2/A-	4,262,500
1,900	Commonwealth Bank of Australia, 2.90%, 9/17/14 (a)(b)	Aaa/AAA	1,969,409
5,000	Credit Suisse, 5.50%, 5/1/14	Aa1/A+	5,509,040
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(b)(g)	A3/A-	10,394,615
35,300	ING Bank NV, 1.157%, 1/13/12, FRN (a)(b)	Aa3/A+	35,492,773
	Rabobank Nederland NV (a)(b),
1,600	3.20%, 3/11/15	Aaa/AAA	1,647,541
36,900	4.75%, 1/15/20	Aaa/AAA	38,809,501
24,900	Royal Bank of Scotland PLC, 3.00%, 12/9/11 (a)(b)	Aaa/AAA	25,564,905
	Wachovia Bank N.A.,
13,750	0.867%, 3/15/16, FRN	Aa3/AA-	12,660,409
500	4.875%, 2/1/15	Aa3/AA-	529,994

			286,983,714

Biotechnology—0.0%
700	Amgen, Inc., 6.40%, 2/1/39	A3/A+	841,333

Commercial Services—0.2%
4,700	Board of Trustees of The Leland Stanford Junior Univ., 4.75%, 5/1/19	Aaa/AAA	5,200,484

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Diversified Manufacturing—2.4%
$70,000	General Electric Co., 5.25%, 12/6/17	Aa2/AA+	$77,280,490

Drugs & Medical Products—0.2%
5,000	AstraZeneca PLC, 5.40%, 9/15/12	A1/AA-	5,479,000

Financial Services—22.4%
	American Express Co.,
600	6.15%, 8/28/17	A3/BBB+	674,598
600	7.00%, 3/19/18	A3/BBB+	709,457
25,000	American Express Credit Corp., 5.875%, 5/2/13	A2/BBB+	27,550,425
	Bank of America Corp.,
8,295	0.766%, 8/15/16, FRN	A3/A-	7,314,962
21,700	5.75%, 12/1/17	A2/A	22,965,913
50,300	7.375%, 5/15/14	A2/A	57,724,431
	Bank of America N.A.,
15,000	5.30%, 3/15/17	A1/A	15,340,860
2,600	6.10%, 6/15/17	A1/A	2,772,299
	Bear Stearns Cos. LLC,
30,600	6.40%, 10/2/17	Aa3/A+	34,808,846
2,500	6.95%, 8/10/12	Aa3/A+	2,759,865
21,000	7.25%, 2/1/18	Aa3/A+	25,057,641
	CIT Group, Inc.,
230	7.00%, 5/1/13	B3/B+	228,919
345	7.00%, 5/1/14	B3/B+	337,339
345	7.00%, 5/1/15	B3/B+	334,320
575	7.00%, 5/1/16	B3/B+	550,728
806	7.00%, 5/1/17	B3/B+	762,968
	Citigroup, Inc.,
13,100	2.136%, 5/15/18, FRN	A3/A	12,130,521
10,000	5.30%, 10/17/12	A3/A	10,530,730
40,500	5.50%, 4/11/13	A3/A	43,052,877
52,260	6.125%, 5/15/18	A3/A	55,997,322
25,000	6.375%, 8/12/14	A3/A	27,220,525
6,900	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB-	7,141,500
7,689	Countrywide Financial Corp., 5.80%, 6/7/12	A2/A	8,164,918
600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(b)(g)	A3/A-	510,000
	General Electric Capital Corp.,
€1,200	5.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(b)	Aa3/A+	1,352,306
$31,100	6.375%, 11/15/67, (converts to FRN on 11/15/17)	Aa3/A+	29,894,875
	Goldman Sachs Group, Inc.,
€800	1.196%, 2/4/13, FRN	A1/A	982,699
$11,550	3.70%, 8/1/15	A1/A	11,645,519
450	5.125%, 1/15/15	A1/A	483,175
€3,000	5.375%, 2/15/13	A1/A	4,118,388
$2,900	5.95%, 1/18/18	A1/A	3,116,337
52,700	6.75%, 10/1/37	A2/A-	53,854,341
	HSBC Finance Corp., FRN,
5,900	0.768%, 4/24/12	A3/A	5,800,573
670	0.887%, 9/14/12	A3/A	654,999
	JPMorgan Chase & Co.,
4,500	4.65%, 6/1/14	Aa3/A+	4,868,699
1,000	7.90%, 4/30/18 (g)	Baa1/BBB+	1,048,080

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services (continued)
$49,200	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)	WR/NR	$86,100
8,200	MassMutual Global Funding II, 2.875%, 4/21/14 (a)(b)	Aa2/AA+	8,509,812
	Merrill Lynch & Co., Inc.,
3,000	0.768%, 6/5/12, FRN	A2/A	2,949,240
200	5.00%, 1/15/15	A2/A	212,750
400	5.45%, 7/15/14	A2/A	429,649
400	6.05%, 8/15/12	A2/A	428,467
59,200	6.875%, 4/25/18	A2/A	66,148,304
	Morgan Stanley,
€5,850	1.029%, 3/1/13, FRN	A2/A	7,232,731
$33,300	2.930%, 5/14/13, FRN	A2/NR	33,682,451
24,000	6.00%, 4/28/15	A2/A	25,881,360
21,200	6.25%, 8/28/17	A2/A	22,640,731
€1,300	SLM Corp., 0.933%, 11/15/11, FRN	Ba1/BBB-	1,600,480
	UBS AG,
$39,800	4.875%, 8/4/20 (c)	Aa3/A+	40,471,952
2,000	5.75%, 4/25/18	Aa3/A+	2,183,918
5,100	5.875%, 12/20/17	Aa3/A+	5,598,525
12,600	Wachovia Corp., 2.114%, 5/1/13, FRN	A1/AA-	12,894,487
6,400	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Ba1/A-	6,624,000

			720,036,912

Food & Beverage—0.1%
1,700	Kraft Foods, Inc., 6.125%, 2/1/18	Baa2/BBB-	1,966,315

Insurance—1.3%
	American International Group, Inc.,
€1,300	4.00%, 9/20/11	A3/A-	1,691,192
$16,500	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	14,396,250
21,700	8.25%, 8/15/18	A3/A-	23,381,750
£1,000	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Ba2/BBB	1,323,354

			40,792,546

Metals & Mining—0.3%
$3,900	Alcoa, Inc., 6.15%, 8/15/20 (c)	Baa3/BBB-	3,959,627
5,100	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	Ba2/BBB-	5,706,620

			9,666,247

Oil & Gas—2.2%
3,192	Gazprom International S.A. for Gazprom, 7.201%, 2/1/20 (a)(b)	NR/BBB+	3,405,327
15,500	Kinder Morgan Energy Partners L.P., 6.95%, 1/15/38	Baa2/BBB	17,803,346
39,900	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 3/1/13	Baa1/BBB	45,635,625
4,600	Valero Energy Corp., 6.625%, 6/15/37	Baa2/BBB	4,850,599

			71,694,897

Retail—0.2%
5,000	Macy’s Retail Holdings, Inc., 8.375%, 7/15/15	Ba1/BB+	5,618,750

Telecommunications—1.6%
44,600	AT&T, Inc., 5.50%, 2/1/18	A2/A	50,389,660
400	Embarq Corp., 6.738%, 6/1/13	Baa3/BBB-	433,370

			50,823,030

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Tobacco—0.6%
	Altria Group, Inc.,
$5,300	9.25%, 8/6/19	Baa1/BBB	$6,830,200
1,500	9.70%, 11/10/18	Baa1/BBB	1,968,215
9,700	Reynolds American, Inc., 7.25%, 6/15/37	Baa3/BBB	10,129,613

			18,928,028

Utilities—0.1%
2,600	EDF S.A., 6.50%, 1/26/19 (a)(b)	Aa3/A+	3,114,295

	Total Corporate Bonds & Notes (cost—$1,265,962,607)		1,298,426,041

MORTGAGE-BACKED SECURITIES—13.4%
	Adjustable Rate Mortgage Trust, CMO, VRN,
1,189	3.096%, 5/25/35	Ba2/A-	1,169,137
629	5.341%, 11/25/35	Caa2/B	499,884
532	5.364%, 1/25/36	Caa1/BBB-	456,211
12,707	American General Mortgage Loan Trust, 5.15%, 3/25/58, CMO, VRN (a)(b)	Aaa/NR	12,739,206
	American Home Mortgage Assets, CMO, FRN,
1,730	0.519%, 9/25/46	B2/BBB+	1,021,802
1,486	0.539%, 10/25/46	Caa3/BBB	747,540
2,366	Banc of America Funding Corp., 4.251%, 2/20/36, CMO, FRN	NR/AAA	2,202,265
1,389	Banc of America Mortgage Securities, Inc., 5.50%, 9/25/35, CMO	B3/CCC	1,097,950
4,700	BCRR Trust, 5.808%, 4/17/17, CMO, VRN (a)(b)	Aaa/NR	4,992,059
	Bear Stearns Adjustable Rate Mortgage Trust, CMO,
12,679	2.56%, 8/25/35, FRN	Baa2/AAA	11,991,372
25,326	2.76%, 3/25/35, FRN	Ba2/AAA	22,894,625
7,835	2.934%, 3/25/35, FRN	A1/AAA	7,236,513
79	3.315%, 1/25/35, VRN	A2/AA+	65,299
249	3.446%, 1/25/34, VRN	Aa2/AAA	235,876
2,605	4.625%, 10/25/35, FRN	Caa1/BBB	2,294,856
325	4.964%, 2/25/34, VRN	Aa3/AA	318,799
1,172	5.370%, 5/25/47, VRN	NR/CCC	883,389
454	5.669%, 2/25/36, FRN	Caa3/CCC	316,398
	Bear Stearns Alt-A Trust, CMO, VRN,
204	2.765%, 5/25/35	Caa2/AA	159,043
5,295	2.918%, 6/25/34	A1/AA+	2,243,603
1,161	5.512%, 2/25/36	Caa2/CCC	616,232
165	Bear Stearns Mortgage Funding Trust, 0.399%, 2/25/37, CMO, FRN	A1/AAA	163,692
29	Bear Stearns Mortgage Securities, Inc., 7.141%, 3/25/31, CMO, VRN	Aaa/NR	30,223
2,524	Bear Stearns Structured Products, Inc., 5.125%, 1/26/36, CMO, VRN	B2/A+	1,576,890
4,814	Carey Commercial Mortgage Trust, 5.97%, 9/20/19, CMO (a)(b)	Aaa/NR	4,918,511
1,165	CC Mortgage Funding Corp., 0.459%, 5/25/48, CMO, FRN (a)(b)	Caa3/CC	434,732
4,098	Chase Mortgage Finance Corp., 6.007%, 9/25/36, CMO, FRN	B3/NR	3,739,145
	Citigroup Commercial Mortgage Trust, CMO, VRN (a)(b)(e),
9,862	5.32%, 12/17/49	Aaa/NR	10,162,091
15,178	5.86%, 7/17/40	Aaa/NR	16,200,818
	Citigroup Mortgage Loan Trust, Inc., CMO,
25,975	2.74%, 10/25/35, FRN	NR/BB+	20,991,234
337	2.901%, 12/25/35, VRN	Caa1/CC	171,658
189	3.410%, 8/25/35, VRN	Aa3/NR	176,488
1,033	4.70%, 12/25/35, FRN	NR/AA-	946,860
2,669	5.890%, 9/25/37, VRN	NR/CCC	1,892,758

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$3,505	Commercial Capital Access One, Inc., 7.868%, 11/15/28, CMO, VRN (a)(b)	NR/NR	$1,319,764
	Commercial Mortgage Pass Through Certificates, CMO (a)(b),
412	0.841%, 2/16/34, FRN	Aaa/NR	407,759
7,000	5.362%, 2/5/19	NR/AAA	7,085,292
2,000	5.479%, 2/5/19, VRN	NR/BB-	1,869,926
800	Community Program Loan Trust, 4.50%, 4/1/29, CMO	NR/AAA	759,883
	Countrywide Alternative Loan Trust, CMO,
1,100	0.499%, 9/25/35, FRN	Caa3/CCC	572,191
3,825	0.509%, 5/25/47, FRN	B2/CCC	2,003,563
3,610	0.518%, 2/20/47, FRN	Ba2/CCC	1,843,491
187	0.548%, 7/20/46, FRN	Caa3/CCC	73,436
6,349	0.549%, 5/25/35, FRN	Baa1/A-	3,482,313
3,583	0.589%, 12/25/35, FRN	A1/B-	2,207,398
407	0.599%, 5/25/36, FRN	Ca/CCC	85,374
1,452	1.402%, 2/25/36, FRN	B2/CCC	843,071
418	5.779%, 11/25/35, VRN	Ca/CCC	252,468
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
276	0.559%, 5/25/35, FRN	A1/AAA	170,983
516	0.629%, 4/25/46, FRN	Ca/CCC	128,666
1,459	0.639%, 3/25/35, FRN	A1/CCC	839,242
2,012	0.649%, 3/25/35, FRN	A1/AAA	1,209,104
1,399	0.669%, 3/25/36, FRN	B2/CCC	435,740
1,054	0.719%, 2/25/35, FRN	Ba1/BBB	349,242
53	0.869%, 2/25/35, FRN	Aaa/AAA	43,497
689	3.562%, 4/25/35, FRN	Caa1/CCC	158,308
441	5.108%, 10/20/35, VRN	Caa2/CCC	320,248
208	5.25%, 2/20/36, FRN	Caa2/BBB+	152,627
645	5.645%, 5/20/36, VRN	Caa3/CCC	374,544
19	Credit Suisse First Boston Mortgage Securities Corp.,
	0.881%, 3/25/32, CMO, FRN (a)(b)	Aaa/NR	15,982
367	Downey Savings & Loan Assoc. Mortgage Loan Trust,
	0.661%, 7/19/45, CMO, FRN	Caa3/CCC	97,182
1,500	First Horizon Asset Securities, Inc., 6.25%, 11/25/36, CMO	B2/AA	1,336,701
851	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35, CMO (a)(b)	NR/BBB	900,386
487	GMAC Mortgage Corp. Loan Trust, 4.984%, 11/19/35, CMO, FRN	Caa3/CCC	365,489
9,428	Granite Master Issuer PLC, 0.428%, 12/20/54, CMO, FRN	Aaa/AAA	8,824,672
192	Greenpoint Mortgage Funding Trust, 0.409%, 10/25/46, CMO, FRN	B2/CC	174,966
2,400	Greenwich Capital Commercial Funding Corp., 5.444%, 3/10/39, CMO	Aaa/A	2,467,973
1,500	GS Mortgage Securities Corp. II, 6.615%, 2/14/16, CMO (a)(b)	NR/AAA	1,545,541
	GSR Mortgage Loan Trust, CMO,
1,843	2.943%, 9/25/35, FRN	NR/AAA	1,737,861
368	3.238%, 9/25/34, VRN	A2/A+	303,112
219	3.586%, 4/25/35, VRN	Caa2/BB-	165,269
	Harborview Mortgage Loan Trust, CMO, FRN,
5,606	0.531%, 2/19/46	Baa3/AAA	3,007,026
4,287	0.561%, 5/19/35	Baa1/AAA	2,579,970
385	0.591%, 1/19/38	Ca/CCC	103,324
456	0.591%, 9/19/46	Ca/CCC	90,981
33,197	Hilton Hotel Pool Trust, 0.580%, 10/3/15, CMO, IO, VRN (a)(b)	Aaa/AAA	39,933
	Homebanc Mortgage Trust, CMO,
427	0.509%, 12/25/36, FRN	Baa3/A+	300,477
7,800	5.819%, 4/25/37, VRN	B3/CCC	4,231,309

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$7,900	Indymac INDA Mortgage Loan Trust, 5.764%, 8/25/36, CMO, VRN	Baa2/AAA	$5,664,442
552	Indymac INDB Mortgage Loan Trust, 0.629%, 11/25/35, CMO, FRN	Ca/CCC	228,762
	Indymac Index Mortgage Loan Trust, CMO,
188	0.519%, 9/25/46, FRN	B3/B-	102,980
947	0.609%, 3/25/35, FRN	Ba1/BB-	626,837
3,464	5.00%, 8/25/35, FRN	Caa2/B+	2,565,143
378	5.099%, 9/25/35, VRN	Caa2/B	297,993
6,317	5.150%, 9/25/35, VRN	C/CCC	1,547,544
3,138	5.205%, 10/25/35, VRN	Caa2/CCC	2,358,829
349	5.275%, 6/25/35, VRN	Caa2/CCC	250,674
5,500	5.498%, 6/25/36, VRN	B3/AAA	4,192,639
13,069	JPMorgan Alternative Loan Trust, 0.827%, 6/27/37, CMO, FRN (a)(b)	NR/AAA	11,249,716
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
26,081	0.716%, 7/15/19, FRN (a)(b)	Aaa/NR	22,213,334
600	5.336%, 5/15/47	Aaa/A	616,777
2,000	6.465%, 11/15/35	NR/AAA	2,092,432
	JPMorgan Mortgage Trust, CMO,
1,573	3.033%, 9/25/34, FRN	NR/AAA	1,634,350
2,765	3.384%, 7/25/35, FRN	Baa2/AAA	2,693,197
356	4.860%, 4/25/35, VRN	Ba2/AAA	337,503
546	5.408%, 11/25/35, VRN	B2/BBB	493,070
	Luminent Mortgage Trust, CMO, FRN,
2,102	0.499%, 12/25/36	B2/B+	1,258,957
762	0.529%, 10/25/46	Ba1/A-	416,978
	MASTR Adjustable Rate Mortgage Trust, CMO, FRN,
403	0.569%, 5/25/37	Caa2/CCC	188,107
83	2.924%, 11/21/34	Aa2/AAA	83,077
	MASTR Reperforming Loan Trust, CMO (a)(b),
2,667	7.00%, 5/25/35	Ba3/AAA	2,620,412
4,116	7.50%, 7/25/35	Ba3/AAA	3,700,129
2,443	8.00%, 7/25/35	Ba3/AAA	2,193,114
263	Mellon Residential Funding Corp., 2.610%, 10/20/29, CMO, FRN	NR/AAA	240,795
1,183	Merrill Lynch Alternative Note Asset, 0.629%, 3/25/37, CMO, FRN	Caa3/CCC	521,901
	MLCC Mortgage Investors, Inc., CMO, FRN,
341	1.749%, 7/25/29	Aaa/AAA	316,336
1,498	2.009%, 10/25/35	Baa1/AAA	1,358,717
	Morgan Stanley Capital I, CMO,
38,250	5.332%, 12/15/43	NR/AAA	39,758,343
1,100	5.692%, 4/15/49, VRN	Aaa/A-	1,101,332
28,450	5.731%, 7/12/44, VRN	NR/AAA	31,232,902
326	Morgan Stanley Dean Witter Capital I, 1.77%, 3/25/33, CMO, FRN	Aaa/AAA	307,483
	Nomura Asset Acceptance Corp., CMO,
2,608	5.368%, 2/25/36, VRN	Caa2/D	1,526,784
1,198	7.50%, 3/25/34 (a)(b)	Aa3/AAA	1,229,596
269	Opteum Mortgage Acceptance Corp., 0.589%, 7/25/35, CMO, FRN	Ba1/AAA	235,738
	Residential Accredit Loans, Inc., CMO,
200	0.429%, 9/25/46, FRN	B3/CC	190,178
1,184	0.579%, 8/25/37, FRN	B3/CCC	620,959
456	0.629%, 8/25/35, FRN	Baa3/BBB+	276,039
365	0.729%, 10/25/45, FRN	B1/B-	196,317
375	5.714%, 2/25/36, VRN (d)	Caa3/D	205,065
17	Residential Asset Securitization Trust, 0.829%, 3/25/33, CMO, FRN	NR/AAA	16,230

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Residential Funding Mortgage Securities I, CMO,
$2,410	4.129%, 3/25/35, VRN	Caa3/B	$1,991,587
1,803	6.00%, 9/25/36	Caa1/CCC	1,566,192
588	Sovereign Commercial Mortgage Securities Trust,
	5.785%, 7/22/30, CMO, VRN (a)(b)	Aaa/NR	614,387
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,108	0.819%, 6/25/34, FRN	A1/AAA	857,715
1,326	1.802%, 5/25/35, FRN	B3/CCC	659,002
172	2.689%, 10/25/34, VRN	A2/AA-	138,424
7,900	5.212%, 5/25/36, FRN	NR/BBB-	5,596,497
7,900	5.251%, 9/25/36, VRN	NR/CCC	4,306,077
33	5.414%, 1/25/36, VRN	NR/CC	28,792
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
164	0.429%, 9/25/47	Aa1/AAA	163,387
468	0.459%, 3/25/37	A1/BBB	256,419
14,030	0.509%, 6/25/36	B3/B-	6,859,321
185	0.519%, 6/25/36	B3/BB	103,347
1,444	0.519%, 7/25/46	B3/CCC	826,420
9,868	0.549%, 5/25/36	B3/CCC	5,346,529
1,624	0.549%, 5/25/46	B3/A+	820,623
462	0.589%, 5/25/36	Caa3/CCC	85,770
726	0.691%, 3/19/33	Aa1/AAA	340,490
389	0.691%, 3/19/34	Aaa/AAA	340,080
1,376	0.711%, 12/19/33	Aa3/AAA	1,147,133
	Structured Asset Securities Corp., CMO, FRN,
6	2.095%, 5/25/32	WR/AAA	4,624
276	2.471%, 2/25/34	Aa3/AAA	246,986
415	Wachovia Mortgage Loan Trust LLC, 5.426%, 10/20/35, CMO, FRN	NR/A-	385,013
	WaMu Mortgage Pass Through Certificates, CMO, FRN,
27	0.599%, 12/25/45	Aa1/AAA	21,232
876	0.649%, 1/25/45	Aaa/AAA	691,585
600	0.739%, 11/25/45	Baa3/AAA	333,996
752	0.745%, 11/25/34	Aa2/AAA	531,015
4,079	0.765%, 10/25/44	Aa2/AAA	3,138,680
2,070	0.865%, 11/25/34	A1/AAA	1,342,587
1,966	0.869%, 12/25/27	Aaa/AAA	1,770,843
255	0.969%, 12/25/27	Aaa/AAA	229,993
558	1.152%, 6/25/47	Ca/CCC	152,300
86	1.613%, 11/25/42	Baa2/A	74,156
757	1.902%, 11/25/46	A1/A+	505,751
1,734	2.822%, 8/25/33	Aaa/AAA	1,745,470
19,892	2.829%, 9/25/33	A1/AAA	19,900,947
	Wells Fargo Mortgage Backed Securities Trust, CMO,
903	0.829%, 7/25/37, FRN	B3/NR	561,362
533	2.899%, 1/25/35, FRN	Aa1/NR	530,868
2,178	2.899%, 1/25/35, FRN	A3/NR	2,090,556
1,729	2.908%, 7/25/35, FRN	Aa3/AAA	1,725,103
16,304	4.588%, 6/25/35, FRN	Baa2/AAA	16,243,869
750	4.649%, 8/25/34, FRN	Aaa/AAA	697,708
4,033	4.721%, 3/25/36, VRN	NR/A	3,586,495
1,225	6.00%, 6/25/37	Caa1/NR	1,083,475

	Total Mortgage-Backed Securities (cost—$448,394,328)		429,467,960

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

SOVEREIGN DEBT OBLIGATIONS—9.0%
Canada—7.4%
CAD	242,600	Canadian Government Bond, 2.50%, 6/1/15	NR/AAA	$237,817,448

China—0.3%
		Export-Import Bank of China,
	$3,350	4.875%, 7/21/15	A1/A+	3,653,825
	4,050	4.875%, 7/21/15 (a)(b)	A1/A+	4,435,519

				8,089,344

Mexico—0.4%
	12,600	Mexico Government International Bond, 6.05%, 1/11/40	Baa1/BBB	13,746,600

Qatar—0.9%
		Qatar Government International Bond,
	3,900	4.00%, 1/20/15 (a)(b)	Aa2/AA	4,060,875
	7,900	5.25%, 1/20/20 (a)(b)	Aa2/AA	8,393,750
	4,600	6.40%, 1/20/40 (a)(b)	Aa2/AA	5,037,000
	9,500	6.55%, 4/9/19	Aa2/AA	11,031,875

				28,523,500

		Total Sovereign Debt Obligations (cost—$282,261,457)		288,176,892

U.S. GOVERNMENT AGENCY SECURITIES—7.4%
		Fannie Mae—1.7%
	6,100	0.529%, 10/27/37, CMO, FRN	Aaa/AAA	6,091,085
	64	0.794%, 8/25/21, CMO, FRN	Aaa/AAA	63,881
	1,294	1.919%, 1/1/20, FRN, MBS	Aaa/AAA	1,332,840
	682	1.977%, 1/1/22, FRN, MBS	Aaa/AAA	684,887
	2,348	2.017%, 1/1/34, FRN, MBS	Aaa/AAA	2,424,878
	239	2.046%, 5/1/34, FRN, MBS	Aaa/AAA	248,172
	560	2.403%, 5/1/28, FRN, MBS	Aaa/AAA	581,733
	286	2.501%, 5/1/33, FRN, MBS	Aaa/AAA	298,839
	153	2.547%, 1/1/33, FRN, MBS	Aaa/AAA	158,811
	405	2.58%, 2/1/33, FRN, MBS	Aaa/AAA	420,360
	17	2.725%, 11/1/32, FRN, MBS	Aaa/AAA	17,504
	612	2.735%, 4/1/35, FRN, MBS	Aaa/AAA	641,908
	420	2.762%, 9/1/32, FRN, MBS	Aaa/AAA	437,064
	242	2.79%, 12/1/32, FRN, MBS	Aaa/AAA	252,301
	207	2.854%, 12/1/34, FRN, MBS	Aaa/AAA	215,744
	490	2.858%, 1/1/33, FRN, MBS	Aaa/AAA	496,921
	35	2.869%, 10/1/32, FRN, MBS	Aaa/AAA	36,831
	2,437	2.978%, 11/1/35, FRN, MBS	Aaa/AAA	2,547,778
	41	3.075%, 5/1/17, FRN, MBS	Aaa/AAA	41,507
	47	3.079%, 6/1/20, FRN, MBS	Aaa/AAA	48,180
	50	3.087%, 1/1/18, FRN, MBS	Aaa/AAA	50,574
	98	3.095%, 9/1/27, FRN, MBS	Aaa/AAA	102,148
	66	3.109%, 5/1/18, FRN, MBS	Aaa/AAA	68,341
	357	3.172%, 9/1/35, FRN, MBS	Aaa/AAA	370,176
	21	3.284%, 9/1/32, FRN, MBS	Aaa/AAA	21,922
	355	3.357%, 10/1/34, FRN, MBS	Aaa/AAA	369,066
	3,093	4.00%, 11/25/19, CMO	Aaa/AAA	3,244,204
	979	4.00%, 9/1/39, MBS	Aaa/AAA	1,005,223

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

		Fannie Mae (continued)
$1,956		4.00%, 11/1/39, MBS	Aaa/AAA	$2,007,102
9,200		4.10%, 12/17/18	Aaa/AAA	9,329,260
30		4.411%, 3/25/41, CMO, FRN	Aaa/AAA	31,125
8,500		4.50%, 11/25/26, CMO	Aaa/AAA	9,224,315
2,989		4.50%, 10/25/34, CMO	Aaa/AAA	3,076,159
21		4.50%, 2/1/38, MBS	Aaa/AAA	22,175
903		4.50%, 3/1/38, MBS	Aaa/AAA	946,542
995		4.50%, 11/1/39, MBS	Aaa/AAA	1,041,979
27		4.654%, 5/25/42, CMO, FRN	Aaa/AAA	28,436
1,295		5.00%, 9/25/14, CMO	Aaa/AAA	1,409,615
161		5.00%, 9/1/17, MBS	Aaa/AAA	169,610
164		5.00%, 6/1/18, MBS	Aaa/AAA	175,066
14		5.00%, 9/1/18, MBS	Aaa/AAA	15,378
1,500		5.00%, 7/25/20, CMO	Aaa/AAA	1,542,861
642		5.00%, 4/1/23, MBS	Aaa/AAA	686,853
—	(f)	5.00%, 11/1/33, MBS	Aaa/AAA	35
832		5.50%, 2/25/24, CMO	Aaa/AAA	926,227
14		6.00%, 8/1/22, MBS	Aaa/AAA	15,154
18		6.00%, 9/1/22, MBS	Aaa/AAA	19,250
235		6.00%, 8/1/23, MBS	Aaa/AAA	255,527
442		6.00%, 12/1/23, MBS	Aaa/AAA	479,876
55		6.50%, 1/1/25, MBS	Aaa/AAA	60,780
171		6.50%, 7/18/27, CMO	Aaa/AAA	191,775
40		6.50%, 12/1/28, MBS	Aaa/AAA	43,679
227		7.00%, 11/1/38, MBS	Aaa/AAA	253,275
115		7.01%, 8/1/22, MBS	Aaa/AAA	129,209
54		7.01%, 11/1/22, MBS	Aaa/AAA	60,263
8		7.925%, 2/1/25, FRN, MBS	Aaa/AAA	8,387
174		11.00%, 7/15/20, MBS	Aaa/AAA	200,617

				54,623,408

		Freddie Mac—2.6%
5,234		0.741%, 8/15/32, CMO, FRN	Aaa/AAA	5,241,992
510		0.791%, 9/15/16, CMO, FRN	Aaa/AAA	509,387
101		0.791%, 8/15/29, CMO, FRN	Aaa/AAA	101,467
61		0.791%, 12/15/31, CMO, FRN	Aaa/AAA	61,203
17		0.841%, 9/15/30, CMO, FRN	Aaa/AAA	16,831
25		0.891%, 3/15/32, CMO, FRN	Aaa/AAA	25,281
66		1.025%, 3/15/20, CMO, FRN	Aaa/AAA	65,575
223		1.025%, 2/15/24, CMO, FRN	Aaa/AAA	224,024
12		1.075%, 10/15/19, CMO, FRN	Aaa/AAA	11,937
124		1.325%, 12/15/13, CMO, FRN	Aaa/AAA	124,065
101		1.525%, 9/15/22, CMO, FRN	Aaa/AAA	100,556
28		1.725%, 8/15/23, CMO, FRN	Aaa/AAA	28,320
5,925		2.233%, 6/1/35, FRN, MBS	Aaa/AAA	6,155,951
165		2.584%, 4/1/32, FRN, MBS	Aaa/AAA	171,755
11		2.598%, 1/1/33, FRN, MBS	Aaa/AAA	11,543
312		2.60%, 3/1/32, FRN, MBS	Aaa/AAA	324,652
701		2.604%, 5/1/34, FRN, MBS	Aaa/AAA	727,853
182		2.667%, 2/1/33, FRN, MBS	Aaa/AAA	189,938
20		2.723%, 7/1/29, FRN, MBS	Aaa/AAA	21,190
242		2.75%, 10/1/32, FRN, MBS	Aaa/AAA	250,559

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

		Freddie Mac (continued)
$287		2.783%, 2/1/29, FRN, MBS	Aaa/AAA	$299,709
108		2.892%, 1/1/32, FRN, MBS	Aaa/AAA	112,391
42		2.904%, 8/1/29, FRN, MBS	Aaa/AAA	43,850
1,775		3.128%, 10/1/35, FRN, MBS	Aaa/AAA	1,841,422
16		3.157%, 7/1/32, FRN, MBS	Aaa/AAA	16,751
144		3.221%, 10/1/32, FRN, MBS	Aaa/AAA	148,725
24		3.436%, 8/1/32, FRN, MBS	Aaa/AAA	24,522
144		3.891%, 8/1/32, FRN, MBS	Aaa/AAA	148,003
45		4.50%, 5/15/18, CMO	Aaa/AAA	48,774
37,000		5.00%, 1/15/25, CMO	Aaa/AAA	40,779,195
12,000		5.00%, 2/15/25, CMO	Aaa/AAA	13,210,949
2,406		5.50%, 3/15/34, CMO	Aaa/AAA	2,663,485
2,800		5.50%, 4/15/35, CMO	Aaa/AAA	3,160,814
3,394		5.50%, 5/15/36, CMO	Aaa/AAA	3,735,530
67		6.00%, 8/15/16, CMO	Aaa/AAA	73,225
1,826		6.00%, 12/15/28, CMO	Aaa/AAA	1,982,545
112		6.50%, 8/15/16, CMO	Aaa/AAA	121,180
30		6.50%, 12/15/23, CMO	Aaa/AAA	32,325
670		6.50%, 7/15/31, CMO	Aaa/AAA	738,216
24		7.00%, 4/1/29, MBS	Aaa/AAA	27,600
1		7.00%, 12/1/29, MBS	Aaa/AAA	1,364
—	(f)	7.00%, 1/1/30, MBS	Aaa/AAA	85
14		7.00%, 2/1/30, MBS	Aaa/AAA	16,158
20		7.00%, 3/1/30, MBS	Aaa/AAA	22,735
2		7.00%, 6/1/30, MBS	Aaa/AAA	2,485
159		7.50%, 8/15/30, CMO	Aaa/AAA	177,514

				83,793,631

		Ginnie Mae—1.5%
34		0.688%, 6/20/32, CMO, FRN	Aaa/AAA	34,310
1,060		0.875%, 10/20/27, CMO, FRN	Aaa/AAA	1,060,356
22		2.75%, 3/20/30, FRN, MBS	Aaa/AAA	22,925
103		3.125%, 11/20/23, FRN, MBS	Aaa/AAA	105,947
10		3.125%, 10/20/25, FRN, MBS	Aaa/AAA	10,749
7		3.125%, 11/20/25, FRN, MBS	Aaa/AAA	7,466
8		3.125%, 10/20/26, FRN, MBS	Aaa/AAA	8,299
19		3.125%, 10/20/27, FRN, MBS	Aaa/AAA	19,979
365		3.25%, 1/20/28, FRN, MBS	Aaa/AAA	374,279
38		3.25%, 2/20/28, FRN, MBS	Aaa/AAA	38,963
106		3.25%, 1/20/30, FRN, MBS	Aaa/AAA	108,698
189		3.375%, 3/20/17, FRN, MBS	Aaa/AAA	194,480
9		3.375%, 1/20/18, FRN, MBS	Aaa/AAA	9,047
26		3.375%, 1/20/22, FRN, MBS	Aaa/AAA	26,710
615		3.375%, 2/20/22, FRN, MBS	Aaa/AAA	632,030
17		3.375%, 2/20/23, FRN, MBS	Aaa/AAA	17,817
24		3.375%, 3/20/23, FRN, MBS	Aaa/AAA	24,401
10		3.375%, 1/20/26, FRN, MBS	Aaa/AAA	10,477
6		3.375%, 1/20/27, FRN, MBS	Aaa/AAA	5,965
63		3.375%, 2/20/27, FRN, MBS	Aaa/AAA	64,508
26		3.375%, 2/20/28, FRN, MBS	Aaa/AAA	26,329
69		3.375%, 3/20/28, FRN, MBS	Aaa/AAA	70,796

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

		Ginnie Mae (continued)
$59		3.50%, 3/20/31, FRN, MBS	Aaa/AAA	$60,557
35		3.50%, 3/20/32, FRN, MBS	Aaa/AAA	35,899
7		3.625%, 8/20/17, FRN, MBS	Aaa/AAA	7,369
4		3.625%, 7/20/20, FRN, MBS	Aaa/AAA	3,909
5		3.625%, 7/20/21, FRN, MBS	Aaa/AAA	4,970
9		3.625%, 8/20/21, FRN, MBS	Aaa/AAA	9,691
16		3.625%, 9/20/21, FRN, MBS	Aaa/AAA	16,417
1,194		3.625%, 8/20/23, FRN, MBS	Aaa/AAA	1,230,287
73		3.625%, 8/20/25, FRN, MBS	Aaa/AAA	75,351
12		3.625%, 9/20/25, FRN, MBS	Aaa/AAA	12,760
8		3.625%, 8/20/26, FRN, MBS	Aaa/AAA	8,434
7		3.625%, 7/20/27, FRN, MBS	Aaa/AAA	6,981
9		3.625%, 9/20/27, FRN, MBS	Aaa/AAA	9,700
61		3.625%, 8/20/28, FRN, MBS	Aaa/AAA	62,803
25		3.625%, 7/20/29, FRN, MBS	Aaa/AAA	26,074
58		4.375%, 5/20/18, FRN, MBS	Aaa/AAA	59,716
41		4.375%, 4/20/19, FRN, MBS	Aaa/AAA	42,440
10		4.375%, 5/20/19, FRN, MBS	Aaa/AAA	10,083
12		4.375%, 6/20/21, FRN, MBS	Aaa/AAA	12,922
28		4.375%, 4/20/22, FRN, MBS	Aaa/AAA	29,218
15		4.375%, 5/20/22, FRN, MBS	Aaa/AAA	15,872
25		4.375%, 4/20/23, FRN, MBS	Aaa/AAA	25,533
142		4.375%, 4/20/24, FRN, MBS	Aaa/AAA	147,094
9		4.375%, 5/20/24, FRN, MBS	Aaa/AAA	8,520
3		4.375%, 4/20/25, FRN, MBS	Aaa/AAA	2,917
12		4.375%, 5/20/25, FRN, MBS	Aaa/AAA	12,135
20		4.375%, 6/20/25, FRN, MBS	Aaa/AAA	20,580
12		4.375%, 6/20/26, FRN, MBS	Aaa/AAA	12,917
15		4.375%, 4/20/27, FRN, MBS	Aaa/AAA	15,871
37		4.375%, 6/20/27, FRN, MBS	Aaa/AAA	38,388
28		4.375%, 4/20/28, FRN, MBS	Aaa/AAA	28,602
16		4.375%, 4/20/29, FRN, MBS	Aaa/AAA	16,733
28		4.375%, 6/20/29, FRN, MBS	Aaa/AAA	29,510
23		4.375%, 5/20/30, FRN, MBS	Aaa/AAA	23,465
19		4.375%, 5/20/32, FRN, MBS	Aaa/AAA	19,661
29		4.375%, 6/20/32, FRN, MBS	Aaa/AAA	28,910
5		4.50%, 8/20/18, FRN, MBS	Aaa/AAA	5,506
55		4.875%, 6/20/22, FRN, MBS	Aaa/AAA	56,954
34		5.00%, 2/20/29, CMO	Aaa/AAA	34,228
37,392		6.00%, 7/20/32, CMO	Aaa/AAA	40,767,817
3		6.50%, 5/15/23, MBS	Aaa/AAA	2,967
—	(f)	6.50%, 12/15/23, MBS	Aaa/AAA	291

				45,914,583

		Other Government Agencies—1.6%
19,015		SLM Student Loan Trust, 1.998%, 4/25/23, ABS, FRN	Aaa/AAA	19,696,744
27,501		Small Business Administration Participation Certificates,
		5.23%, 3/1/27, ABS	Aaa/AAA	30,074,924
1,360		Vendee Mortgage Trust, 6.50%, 9/15/24, CMO	Aaa/AAA	1,440,938

				51,212,606

		Total U.S. Government Agency Securities (cost—$217,624,695)		235,544,228

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS—6.8%
Alaska—0.0%
$100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	$65,567

California—1.6%
15,000	Bay Area Toll Auth. Rev., San Francisco Bay Area,
	7.043%, 4/1/50, Ser. S-1	A1/A+	15,122,400
100	Chino Valley Unified School Dist., GO, zero coupon, 8/1/23, Ser. D (FGIC-NPFGC)	Aa2/A+	49,259
100	Clovis Unified School Dist., GO, zero coupon, 8/1/20, Ser. B (FGIC-NPFGC)	WR/AA	62,804
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	A2/BBB+	4,664,550
3,500	5.00%, 6/1/38	A2/BBB+	3,231,060
	Los Angeles Department of Water & Power Rev.,
6,100	5.716%, 7/1/39	Aa3/AA-	6,112,932
6,400	6.166%, 7/1/40	Aa3/AA-	6,335,744
6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27	Aa2/AA-	6,701,825
	State, GO,
3,600	5.65%, 4/1/39, VRN	A1/A-	3,829,500
600	7.50%, 4/1/34	A1/A-	668,004
3,300	7.55%, 4/1/39	A1/A-	3,719,265
985	Tobacco Securitization Auth. of Northern California Rev.,
	5.40%, 6/1/27, Ser. A-2	Baa3/BBB	910,081

			51,407,424

Illinois—0.2%
700	Regional Transportation Auth. Rev., 5.00%, 7/1/25, Ser. A (NPFGC)	Aa2/AA	739,879
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	Aa3/AA-	2,241,602
7,505	Will Cnty. Community High School Dist. No. 210, Lincoln-Way Central High School, GO, zero coupon, 1/1/21 (AGM)	Aa2/NR	4,655,952

			7,637,433

Iowa—0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	3,218,068

Louisiana—0.1%
4,400	East Baton Rouge Sewerage Commission Rev., 6.087%, 2/1/45	Aa2/AA-	4,430,536

Michigan—0.1%
1,250	Michigan State Univ. Rev., 6.173%, 2/15/50, Ser. A	Aa1/AA	1,290,700

New Jersey—0.5%
1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35, Ser. CC-1	Aa3/AA-	1,357,775
21,440	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	14,113,952

			15,471,727

New York—0.6%
3,000	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
	6.124%, 6/15/42	Aa2/AA+	3,024,900
	New York City Transitional Finance Auth. Rev.,
5,000	5.267%, 5/1/27	Aa1/AAA	5,025,600
7,500	5.767%, 8/1/36	Aa1/AAA	7,658,475

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

New York (continued)
$2,500	Port Auth. of New York & New Jersey Rev., 5.859%, 12/1/24, Ser. 158	Aa2/AA-	$2,758,100

			18,467,075

Ohio—0.5%
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	Baa3/BBB	4,588,786
9,500	5.875%, 6/1/47	Baa3/BBB	6,781,005
7,020	6.00%, 6/1/42	Baa3/BBB	5,287,815

			16,657,606

Puerto Rico—0.0%
1,000	Sales Tax Financing Corp. Rev., zero coupon, 8/1/54, Ser. A (AMBAC)	Aa2/AA-	62,840

Texas—3.1%
45,400	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	Baa3/NR	45,687,382
700	State, Mobility Fund, GO, 4.75%, 4/1/37	Aaa/AA+	715,743
52,100	State Transportation Commission Rev., 5.178%, 4/1/30, Ser. B (c)	Aaa/AAA	53,391,038

			99,794,163

	Total Municipal Bonds (cost—$224,601,878)		218,503,139

ASSET-BACKED SECURITIES—1.7%
856	Aames Mortgage Investment Trust, 0.729%, 10/25/35, FRN	NR/AAA	812,088
345	Access Group, Inc., 1.798%, 10/27/25, FRN	Aaa/NR	354,405
218	Accredited Mortgage Loan Trust, 0.379%, 2/25/37, FRN	Aa3/AAA	216,456
61	Amortizing Residential Collateral Trust, 0.599%, 6/25/32, FRN	NR/AAA	50,693
1,078	Bayview Financial Asset Trust, 0.729%, 12/25/39, FRN (a)(b)(e)	Ba1/NR	782,497
	Bear Stearns Asset Backed Securities Trust, FRN,
685	0.427%, 10/25/36	B3/NR	631,629
3,637	0.919%, 6/25/43	Aaa/AAA	3,082,378
70	Cendant Mortgage Corp., 5.985%, 7/25/43, VRN (a)(b)	NR/NR	64,036
	Chase Issuance Trust, FRN,
2,241	0.381%, 4/15/13	Aaa/AAA	2,240,453
200	2.037%, 9/15/15	Aaa/AAA	207,635
	Conseco Financial Corp.,
4,204	6.18%, 4/1/30	Ba3/NR	4,327,917
3,251	6.81%, 12/1/28, VRN	Ba1/BBB	3,367,190
1,024	6.87%, 4/1/30, VRN	Ba3/NR	1,060,447
1,000	7.06%, 2/1/31, VRN	NR/CCC-	977,900
507	7.40%, 6/15/27	A2/AA	528,880
321	7.55%, 1/15/29, VRN	NR/A+	339,629
	Countrywide Asset-Backed Certificates, FRN,
4,998	0.419%, 1/25/46	A3/A+	4,592,200
699	0.429%, 9/25/47	Ba1/AAA	670,307
368	0.799%, 11/25/33 (a)(b)	Aaa/AAA	318,985
1,077	0.809%, 12/25/31	A2/B-	567,584
879	Credit-Based Asset Servicing and Securitization LLC,
	1.229%, 11/25/33, FRN	Aaa/AAA	790,725
100	Delta Funding Home Equity Loan Trust, 0.661%, 8/15/30, FRN	NR/AAA	61,297
1,646	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)	NR/NR	1,493,879
41	EMC Mortgage Loan Trust, 0.699%, 5/25/40, FRN (a)(b)	Aaa/NR	32,478
5,730	First Franklin Mortgage Loan Asset Backed Certificates,
	0.729%, 4/25/35, FRN	Aa1/AA+	5,387,074

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

$6	First Plus Home Loan Trust, 7.32%, 11/10/23 (e)	NR/D	$6,000
37	Fremont Home Loan Owner Trust, 1.119%, 12/25/29, FRN	A2/BB	22,626
647	Fremont Home Loan Trust, 0.389%, 1/25/37, FRN	Caa2/CCC	564,551
79	HSI Asset Securitization Corp. Trust, 0.379%, 12/25/36, FRN	Caa2/CCC	72,668
	Lehman XS Trust, FRN,
68	0.409%, 11/25/46	Ba1/AAA	68,258
2,967	0.479%, 4/25/37	B3/CCC	2,129,394
391	0.559%, 8/25/46 (d)	C/D	36,631
600	0.569%, 11/25/46	Ca/CCC	138,178
1,344	Long Beach Mortgage Loan Trust, 1.754%, 3/25/32, FRN	Baa2/NR	704,977
500	Madison Avenue Manufactured Housing Contract, 1.779%, 3/25/32, FRN	Baa1/A+	465,007
1,620	Mesa Trust Asset Backed Certificates, 0.729%, 12/25/31, FRN (a)(b)	Aaa/A	1,177,026
1,375	Mid-State Trust, 6.005%, 8/15/37	Aa2/AAA	1,447,334
	Morgan Stanley Mortgage Loan Trust, FRN,
344	0.559%, 2/25/37	Caa1/CCC	154,363
591	0.689%, 4/25/37	Caa3/CCC	270,918
200	RAAC Series, 0.729%, 6/25/37, FRN	Ca/CCC	79,342
	Residential Asset Mortgage Products, Inc.,
3,142	5.634%, 1/25/34	Aa3/AAA	2,931,844
2,000	5.774%, 7/25/34	B3/CCC	717,322
	Residential Asset Securities Corp.,
2,901	0.759%, 3/25/35, FRN	Caa3/A	1,739,179
342	7.14%, 4/25/32, VRN	Ca/D	19,922
959	SACO I, Inc., 0.709%, 11/25/35, FRN	Baa3/AA	462,152
8	Saxon Asset Securities Trust, 0.849%, 8/25/32, FRN	Aaa/AAA	7,526
	South Carolina Student Loan Corp., FRN,
74	1.038%, 9/2/14	Aaa/AAA	73,542
2,800	1.088%, 3/1/18	Aaa/AAA	2,770,208
3,600	1.288%, 3/2/20	Aaa/AAA	3,573,540
600	1.538%, 9/3/24	Aaa/AAA	594,300

	Total Asset-Backed Securities (cost—$60,244,976)		53,185,570

Shares
CONVERTIBLE PREFERRED STOCK—0.4%
Financial Services—0.3%
11,800	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Ba1/A-	11,505,000

Insurance—0.1%
228,667	American International Group, Inc., 8.50%, 8/1/11	Ba2/NR	1,765,309

	Total Convertible Preferred Stock (cost—$27,918,940)		13,270,309

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—6.5%
U.S. Treasury Bills (h)—0.5%
$15,918	0.155%-0.196%, 8/19/10-1/20/11 (cost—$15,909,075)		15,909,777

Corporate Notes—0.4%
Banking—0.2%
	Santander Holdings USA, Inc.,
4,562	4.80%, 9/1/10	Baa1/A	4,575,417
2,300	4.90%, 9/23/10	Baa1/A	2,309,648

			6,885,065

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

Financial Services—0.2%
$4,500	General Electric Capital Corp., 4.25%, 9/13/10	Aa2/AA+	$4,517,942
1,900	JPMorgan Chase & Co., 1.286%, 6/13/11, FRN	Aa3/A+	1,912,348

			6,430,290

Insurance—0.0%
1,000	AIG Life Holdings U.S., Inc., 7.50%, 8/11/10	A3/A-	1,006,250

	Total Corporate Notes (cost—$14,231,395)		14,321,605

U.S. Government Agency Securities—0.0%
254	Freddie Mac, 0.607%, 3/9/11, FRN (cost—$254,325)	Aaa/AAA	254,347

Repurchase Agreements—5.6%
106,900	Banc of America Securities LLC, dated 7/30/10, 0.22%, due 8/2/10, proceeds $106,901,960; collateralized by U.S. Treasury Notes, 2.25%, due 1/31/15, valued at $109,134,480, including accrued interest		106,900,000
10,000	Barclays Capital, Inc., dated 7/30/10, 0.22%, due 8/2/10, proceeds $10,000,183; collateralized by U.S. Treasury Bonds, 4.375%, due 5/15/40, valued at $10,334,789, including accrued interest		10,000,000
5,063	State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $5,063,004; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $5,167,086, including accrued interest		5,063,000
57,300	TD Securities LLC, dated 7/30/10, 0.22%, due 8/2/10, proceeds $57,301,051; collateralized by U.S. Treasury Notes, 3.625%, due 8/15/19, valued at $58,513,748, including accrued interest		57,300,000

	Total Repurchase Agreements (cost—$179,263,000)		179,263,000

	Total Short-Term Investments (cost—$209,657,795)		209,748,729

	Total Investments before options written (cost—$4,155,365,146)—130.8%		4,194,300,104

Fixed Income SHares: Series M Schedule of Investments
July 31, 2010 (unaudited)

Notional
Amount			Value*

OPTIONS WRITTEN (i) —(0.0)%
Put Options—(0.0)%
$100,000,000	5-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 5.50%, expires 8/31/10		$(10)
478,400,000	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index, strike rate 6.00%, expires 8/31/10		(48)

	Total Options Written (premiums received—$5,681,903)		(58)

	Total Investments net of options written (cost—$4,149,683,243)	130.8%	4,194,300,046
	Other liabilities in excess of other assets	(30.8)	(986,483,568)

	Net Assets	100.0%	$3,207,816,478

Notes to Schedule of Investments:
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $278,599,484, representing 8.7% of net assets.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued or delayed-delivery. To be settled/delivered after July 31, 2010.

(d)	In default.

(e)	Fair-Valued—Securities with an aggregate value of $27,151,406, representing 0.8% of net assets.

(f)	Principal amount less than $500.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts, delayed delivery securities and swaps.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
Glossary:
ABS—Asset-Backed Securities
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
£—British Pound
CAD—Canadian Dollar
CMO—Collateralized Mortgage Obligation
€—Euro
FGIC—insured by Financial Guaranty Insurance Co.
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.
GO—General Obligation Bond
IO—Interest Only
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
OTC—Over the Counter
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.
WR—Withdrawn Rating

Other Investments:
(A)	Futures contracts outstanding at July 31, 2010:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000s)	Date	(Depreciation)

Long: Euro Bobl 5 yr. Futures	12	$1,877	9/1/10	$(653)
Financial Futures Euro—90 day	3,498	870,608	12/13/10	3,104,475
U.S. Treasury Notes 10 yr. Futures	7,357	910,889	9/21/10	15,096,281

				$18,200,103

The Portfolio pledged cash collateral of $14,000 for futures contracts.
(B)	Transactions in options written for the nine months ended July 31, 2010:

	Contracts	Notional Amount	Premiums

Options outstanding, October 31, 2009	—	805,100,000	$8,189,138
Options written	2,966	1,585,000,000	8,013,949
Options terminated in closing transactions	(2,966)	(1,811,700,000)	(10,521,184)

Options outstanding, July 31, 2010	—	578,400,000	$5,681,903

(C)	Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2010 (1):

	Notional Amount
	Payable on					Upfront	Unrealized
Swap Counterparty/	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Received	(Depreciation)

Bank of America:
Macy’s	$5,000	2.13%	9/20/15	(7.06)%	$(1,198,117)	—	$(1,198,117)
Barclays Bank:
Embarq	400	1.22%	6/20/13	(1.00)%	2,008	$(7,216)	9,224
Citigroup:
Valero Energy	4,600	1.35%	12/20/13	(3.40)%	(328,794)	—	(328,794)
Deutsche Bank:
Altria Group	4,500	1.48%	3/20/19	(1.46)%	1,331	—	1,331
Morgan Stanley:
Altria Group	1,500	1.47%	12/20/18	(1.55)%	(11,404)	—	(11,404)

					$(1,534,976)	$(7,216)	$(1,527,760)

Sell protection swap agreements outstanding at July 31, 2010 (2):

	Notional Amount
	Payable on					Upfront	Unrealized
Swap Counterparty/	Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid(Received)	(Depreciation)

Barclays Bank:
SLM	$15,000	6.43%	12/20/13	5.00%	$(527,083)	$(2,025,000)	$1,497,917
BNP Paribas:
General Electric	10,000	1.88%	12/20/13	3.80%	662,776	—	662,776
General Electric	75,000	1.88%	12/20/13	4.50%	6,725,599	—	6,725,599
Credit Suisse First Boston:
BP Capital Markets	6,000	3.23%	6/20/15	5.00%	469,582	92,045	377,537
Deutsche Bank:
SLM	10,000	6.43%	12/20/13	5.00%	(351,389)	(1,350,000)	998,611
Goldman Sachs:
Berkshire Hathaway	2,200	1.61%	9/20/13	0.97%	(39,931)	—	(39,931)
Berkshire Hathaway	14,600	1.61%	9/20/13	0.98%	(260,407)	—	(260,407)
BP Capital Markets	1,100	3.23%	6/20/15	5.00%	86,090	17,777	68,313
California State Municipal Bond	25,000	2.76%	12/20/18	1.60%	(1,316,973)	—	(1,316,973)
California State Municipal Bond	11,000	2.76%	12/20/18	1.75%	(499,855)	—	(499,855)
SLM	5,600	6.17%	3/20/13	2.95%	(402,486)	—	(402,486)
SLM	10,000	6.17%	3/20/13	3.00%	(706,447)	—	(706,447)
JPMorgan Chase:
BP Capital Markets	1,100	3.23%	6/20/15	5.00%	86,090	4,393	81,697

					$3,925,566	$(3,260,785)	$7,186,351

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D)	Interest rate swap agreements outstanding at July 31, 2010:

	Notional		Rate Type			Upfront
	Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Appreciation

Barclays Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	$2,276,552	$(124,590)	$2,401,142
Barclays Bank	BRL 145,300	1/2/13	BRL-CDI-Compounded	12.28%	1,455,612	438,901	1,016,711
Barclays Bank	MXN 207,500	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	833,611	(38)	833,649
Citigroup	$275,700	12/16/14	3-Month USD-LIBOR	4.00%	29,950,873	7,388,760	22,562,113
Citigroup	MXN 121,700	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	1,200,197	174,356	1,025,841
Deutsche Bank	$189,600	12/16/16	3-Month USD-LIBOR	4.00%	11,733,697	6,778,200	4,955,497
HSBC Bank	BRL 150,000	1/2/12	BRL-CDI-Compounded	11.65%	2,276,552	(140,499)	2,417,051
HSBC Bank	MXN 239,900	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	956,108	(16,543)	972,651
HSBC Bank	MXN 109,850	1/31/19	28-Day Mexico Interbank TIIE Banxico	8.66%	1,083,334	172,642	910,692
Merrill Lynch	MXN 87,300	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	709,451	—	709,451
Morgan Stanley	$6,900	12/16/14	3-Month USD-LIBOR	4.00%	749,587	156,285	593,302
Morgan Stanley	280,000	12/16/16	3-Month USD-LIBOR	4.00%	17,328,245	10,080,000	7,248,245
Royal Bank of Scotland	313,000	12/16/14	3-Month USD-LIBOR	4.00%	34,002,986	5,787,518	28,215,468

					$104,556,805	$30,694,992	$73,861,813

BRL—Brazilian Real
CDI—Inter-Bank Deposit Certificate
LIBOR—London Inter-Bank Offered Rate
MXN—Mexican Peso
TIIE—Inter-Bank Equilibrium Interest Rate
(E)	Forward foreign currency contracts outstanding at July 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2010	(Depreciation)

Purchased:
480,000 Euro settling 8/24/10	Citigroup	$592,579	$625,337	$32,758
6,705,000 Mexican Peso settling 9/24/10	Citigroup	524,391	527,618	3,227
4,947,223 Mexican Peso settling 9/24/10	Deutsche Bank	392,337	389,299	(3,038)
16,809,000 Mexican Peso settling 9/24/10	Goldman Sachs	1,277,134	1,322,705	45,571
7,237,338 Mexican Peso settling 9/24/10	HSBC Bank	561,535	569,508	7,973
Sold:
104,821,000 British Pound settling 9/23/10	Bank of America	155,347,866	164,121,813	(8,773,947)
13,554,000 Canadian Dollar settling 8/16/10	Goldman Sachs	12,747,408	13,157,880	(410,472)
223,440,000 Canadian Dollar settling 8/16/10	JPMorgan Chase	210,538,615	216,909,893	(6,371,278)
11,000 Euro settling 8/24/10	Barclays Bank	14,283	14,331	(48)
3,196,000 Euro settling 8/24/10	Morgan Stanley	4,078,387	4,163,703	(85,316)
4,101,000 Euro settling 10/26/10	UBS	5,293,427	5,341,817	(48,390)

				$(15,602,960)

The Portfolio received $104,110,000 in cash as collateral for derivative contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.
(F) Open reverse repurchase agreements at July 31, 2010:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

BNP Paribas	0.23%	7/12/10	8/11/10	$98,737,277	$98,724,031
JPMorgan Chase	0.07%	7/28/10	8/4/10	35,175,342	35,175,000
	0.07%	7/29/10	8/5/10	128,515,749	128,514,750

					$262,413,781

The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended July 31, 2010 was $103,326,566 at a weighted average interest rate of 0.17%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at July 31, 2010 was $265,170,749.
At July 31, 2010, the Portfolio held $2,040,000 in cash as collateral for open reverse repurchase agreements. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. TREASURY OBLIGATIONS—113.4%
	U.S. Treasury Inflation Indexed Bonds (h)—26.0%
$14,268	1.75%, 1/15/28		$14,328,735
24,623	2.00%, 1/15/26 (d)(i)		25,848,298
4,845	2.125%, 2/15/40		5,156,422
23,953	2.375%, 1/15/25 (d)		26,393,643
2,705	2.375%, 1/15/27		2,970,337
8,841	2.50%, 1/15/29		9,892,181
8,768	3.625%, 4/15/28		11,225,233

			95,814,849

	U.S. Treasury Inflation Indexed Notes (h)—83.1%
1,031	1.25%, 4/15/14		1,079,979
48,918	1.25%, 7/15/20		49,510,063
5,059	1.375%, 7/15/18		5,261,599
16,748	1.375%, 1/15/20		17,210,121
12,683	1.625%, 1/15/15		13,436,140
1,458	1.625%, 1/15/18		1,542,307
15,087	1.875%, 7/15/13		15,995,309
29,944	1.875%, 7/15/15 (d)		32,218,228
18,597	1.875%, 7/15/19		19,993,359
29,518	2.00%, 1/15/14		31,520,209
27,315	2.00%, 7/15/14 (d)(i)		29,355,530
4,947	2.00%, 1/15/16		5,353,999
14,633	2.125%, 1/15/19		16,023,442
14,714	2.375%, 1/15/17		16,268,987
24,738	2.50%, 7/15/16 (d)		27,625,043
19,158	2.625%, 7/15/17 (d)		21,657,813
1,229	3.375%, 1/15/12		1,293,526

			305,345,654

	U.S. Treasury Notes—4.3%
5,800	3.125%, 5/15/19 (d)		5,976,268
4,100	3.375%, 11/15/19 (d)		4,274,570
5,000	3.50%, 5/15/20 (d)		5,250,780
300	3.625%, 8/15/19		319,804

			15,821,422

	Total U.S. Treasury Obligations (cost—$408,686,559)		416,981,925

CORPORATE BONDS & NOTES—17.9%
	Banking—1.9%
1,500	American Express Bank FSB, 0.451%, 5/29/12, FRN	A2/BBB+	1,483,518
1,300	Banco Santander Chile, 1.771%, 4/20/12, FRN (a)(c)	Aa3/A+	1,299,788
	Barclays Bank PLC (a)(c),
100	7.434%, 12/15/17 (g)	Baa2/A-	98,500
720	10.179%, 6/12/21	Baa1/A	948,204
1,500	ING Bank NV, 1.333%, 3/30/12, FRN (a)(c)	Aa3/A+	1,506,870
700	National Australia Bank Ltd., 5.35%, 6/12/13 (a)(c)	Aa1/AA	765,713
800	Royal Bank of Scotland PLC, 3.00%, 12/9/11 (a)(c)	Aaa/AAA	821,363

			6,923,956

	Building & Construction—0.4%
1,400	Pulte Homes, Inc., 7.875%, 8/1/11	B1/BB	1,443,750

	Chemicals—0.3%
1,000	RPM International, Inc., 6.50%, 2/15/18	Baa3/BBB-	1,067,175

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Consumer Products—1.5%
$4,000	Newell Rubbermaid, Inc., 10.60%, 4/15/19	Baa3/BBB-	$5,553,624

	Financial Services—8.8%
	Ally Financial, Inc.,
500	6.00%, 12/15/11	B3/B	511,250
700	6.875%, 9/15/11	B3/B	714,325
	American Express Credit Corp.,
200	5.875%, 5/2/13	A2/BBB+	220,403
580	7.30%, 8/20/13	A2/BBB+	665,113
	Bank of America Corp.,
£4,800	0.830%, 6/11/12, FRN	A2/A	7,208,551
$1,400	5.375%, 6/15/14	A2/A	1,504,948
2,300	Citigroup, Inc., 6.125%, 5/15/18	A3/A	2,464,482
800	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Ba3/B-	827,135
€700	Goldman Sachs Group, Inc., 5.375%, 2/15/13	A1/A	960,957
$1,000	International Lease Finance Corp., 5.625%, 9/20/13	B1/BB+	950,000
100	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14 (e)	WR/NR	21,750
	Merrill Lynch & Co., Inc.,
€5,000	1.054%, 6/29/12, FRN	A2/A	6,310,616
$400	5.45%, 7/15/14	A2/A	429,649
	Morgan Stanley, FRN,
500	0.975%, 10/18/16	A2/A	442,797
€1,500	1.222%, 4/13/16	A2/A	1,726,437
	SLM Corp.,
$590	4.236%, 3/17/14, FRN	Ba1/BBB-	492,302
500	5.05%, 11/14/14	Ba1/BBB-	447,848
4,500	UBS AG, 1.584%, 2/23/12, FRN	Aa3/A+	4,525,016
1,500	Wachovia Corp., 0.656%, 10/15/11, FRN	A1/AA-	1,498,445
400	Wells Fargo Capital XIII, 7.70%, 3/26/13 (g)	Ba1/A-	412,000

			32,334,024

	Food & Beverage—0.5%
1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(c)	Baa2/BBB	1,638,092

	Hotels/Gaming—0.8%
2,900	Starwood Hotels & Resorts Worldwide, Inc., 6.25%, 2/15/13	Ba1/BB	3,052,250

	Insurance—3.5%
2,445	American International Group, Inc.,
	8.175%, 5/15/68, (converts to FRN on 5/15/38)	Ba2/BBB	2,133,262
3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	Baa2/BBB-	3,861,729
	New York Life Global Funding,
€5,000	0.849%, 12/20/13, FRN	Aaa/AAA	6,333,806
$300	4.65%, 5/9/13 (a)(c)	Aaa/AAA	325,051
200	Pacific Life Global Funding, 5.15%, 4/15/13 (a)(c)	A1/A+	215,180

			12,869,028

	Oil & Gas—0.2%
200	Gaz Capital S.A. for Gazprom, 8.146%, 4/11/18 (a)(c)	Baa1/BBB	228,000
600	Petroleos Mexicanos, 5.50%, 1/21/21 (a)(c)	Baa1/BBB	620,400

			848,400

	Total Corporate Bonds & Notes (cost—$61,410,313)		65,730,299

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount			Credit Rating
(000s)			(Moody’s/S&P)	Value*

SOVEREIGN DEBT OBLIGATIONS—4.6%
		Australia—2.2%
		Australia Government Bond (h),
AUD	3,300	3.00%, 9/20/25, Ser. 25-CI	Aaa/NR	$3,167,088
AUD	1,500	4.00%, 8/20/15, Ser. 15-CI	Aaa/NR	2,269,175
AUD	1,500	4.00%, 8/20/20, Ser. 20-CI	Aaa/NR	2,186,402
AUD	400	New South Wales Treasury Corp, 2.75%, 11/20/25 (h)	Aaa/AAA	360,511

				7,983,176

		Canada—1.0%
		Canadian Government Bond (h),
CAD	1,581	3.00%, 12/1/36	Aaa/AAA	2,037,229
CAD	1,260	4.25%, 12/1/21, Ser. L-256	Aaa/AAA	1,607,601

				3,644,830

		Germany—1.4%
	€3,900	Bundesrepublik Deutschland, 3.00%, 7/4/20	NR/AAA	5,225,916

		Total Sovereign Debt Obligations (cost—$16,329,087)		16,853,922

MORTGAGE-BACKED SECURITIES—2.7%
	$2,000	Arkle Master Issuer PLC, 1.534%, 5/17/60, CMO, FRN (a)(c)	Aaa/AAA	1,983,851
		Bear Stearns Adjustable Rate Mortgage Trust, CMO, FRN,
	48	2.53%, 8/25/35	A1/AAA	46,084
	82	2.56%, 8/25/35	Baa2/AAA	77,740
	145	2.76%, 3/25/35	Ba2/AAA	130,919
	46	2.934%, 3/25/35	A1/AAA	42,294
		Citigroup Mortgage Loan Trust, Inc., CMO,
	56	2.51%, 8/25/35, FRN	B1/AA	49,149
	95	2.56%, 8/25/35, FRN	B3/AA	82,206
	1,186	5.890%, 9/25/37, VRN	NR/CCC	841,226
		Countrywide Alternative Loan Trust, CMO, FRN,
	2,797	0.533%, 12/20/46	Caa1/CCC	1,408,000
	745	1.402%, 2/25/36	B2/CCC	432,344
		Countrywide Home Loan Mortgage Pass Through Trust, CMO,
	39	0.669%, 6/25/35, FRN (a)(c)	Aa3/AAA	31,985
	1,436	3.461%, 4/20/35, VRN	Aa1/AAA	1,356,320
	258	Granite Master Issuer PLC, 0.378%, 12/20/54, CMO, FRN	Aaa/AAA	241,337
	184	GSR Mortgage Loan Trust, 2.943%, 9/25/35, CMO, FRN	NR/AAA	173,786
	1,284	MLCC Mortgage Investors, Inc., 2.009%, 10/25/35, CMO, FRN	Baa1/AAA	1,164,614
	487	Residential Accredit Loans, Inc., 0.509%, 6/25/46, CMO, FRN	Caa1/CCC	185,752
AUD	1,817	Swan, 6.02%, 4/25/41, CMO, FRN	NR/AAA	1,644,761

		Total Mortgage-Backed Securities (cost—$10,375,565)		9,892,368

ASSET-BACKED SECURITIES—2.2%
	$1,100	AMMC CDO, 0.774%, 8/8/17, FRN (a)(c)(f)	Aaa/AAA	1,049,246
	792	ARES CLO Funds, 0.764%, 3/12/18, FRN (a)(c)(f)	Aaa/AAA	757,724
	409	Bear Stearns Asset Backed Securities Trust, 1.329%, 10/25/37, FRN	Caa2/BBB	318,875
	840	Citigroup Mortgage Loan Trust, Inc., 0.409%, 1/25/37, FRN	Caa2/B-	651,896
	€443	Magnolia Funding Ltd., 3.00%, 4/20/17 (a)(c)	NR/NR	574,248
	$320	Massachusetts Educational Financing Auth., 1.448%, 4/25/38, FRN	Aaa/AAA	321,553
	4,800	Navigare Funding CLO Ltd., 0.725%, 5/20/19, FRN (a)(b)(c)(f)(k) (acquisition cost-$4,518,000; purchased 7/8/10)	Aaa/AA+	4,501,854

		Total Asset-Backed Securities (cost—$8,219,802)		8,175,396

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—0.9%
	Fannie Mae—0.3%
$1,032	0.774%, 2/25/37, CMO, FRN	Aaa/AAA	$1,030,028
17	1.612%, 10/1/44, FRN, MBS	Aaa/AAA	16,879

			1,046,907

	Freddie Mac—0.1%
224	6.351%, 9/1/36, FRN, MBS	Aaa/AAA	234,847
285	6.646%, 7/1/36, FRN, MBS	Aaa/AAA	298,017

			532,864

1,800	SLM Student Loan Trust—0.5%
	2.253%, 8/15/16, ABS, FRN (a)(c)(f)	Aaa/AAA	1,798,037

	Total U.S. Government Agency Securities (cost—$3,347,427)		3,377,808

Shares
CONVERTIBLE PREFERRED STOCK—0.1%
	Financial Services—0.1%
200	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g) (cost—$200,000)	Ba1/A-	195,000

Principal
Amount
(000s)
MUNICIPAL BOND—0.0%
	West Virginia—0.0%
$100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost—$94,072)	Baa3/BBB	74,162

SHORT-TERM INVESTMENTS—8.3%
	Corporate Notes—6.5%
	Financial Services—4.1%
500	Ally Financial, Inc., 5.375%, 6/6/11	B3/B	503,750
4,700	Citigroup Funding, Inc., 5.70%, 6/30/11	A3/A	4,871,611
4,400	Ford Motor Credit Co. LLC, 9.75%, 9/15/10	Ba3/B-	4,430,153
5,400	International Lease Finance Corp., 5.625%, 9/15/10	B1/BB+	5,413,500

			15,219,014

	Insurance—1.1%
4,200	Metropolitan Life Global Funding I, 2.437%, 6/10/11, FRN (a)(c)	Aa3/AA-	4,250,081

	Oil & Gas—0.1%
200	BP Capital Markets PLC, 0.667%, 4/11/11, FRN	A2/NR	195,450

	Retail—0.8%
2,800	Albertsons, Inc., 7.50%, 2/15/11	Ba3/B+	2,870,000

	Telecommunications—0.4%
1,500	British Telecommunications PLC, 9.375%, 12/15/10	Baa2/BBB-	1,544,548

	Total Corporate Notes (cost—$23,928,375)		24,079,093

	U.S. Treasury Bills (i)—0.6%
2,144	0.157%-0.194%, 8/12/10-1/13/11 (cost—$2,143,098)		2,143,171

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	U.S. Government Agency Securities (i)—0.0%
$37	Freddie Mac, 0.204%, 2/1/11, FRN (cost—$37,008)	Aaa/AAA	$37,009

	Repurchase Agreements—1.2%
2,900	Credit Suisse Securities LLC, dated 7/30/10, 0.22%, due 8/2/10, proceeds $2,900,053; collateralized by U.S. Treasury Notes, 1.00%, due 10/31/11, valued at $2,966,989, including accrued interest		2,900,000
1,428	State Street Bank & Trust Co., dated 7/30/10, 0.01%, due 8/2/10, proceeds $1,428,001; collateralized by U.S. Treasury Notes, 3.125%, due 4/30/17, valued at $1,457,638, including accrued interest		1,428,000

	Total Repurchase Agreements (cost—$4,328,000)		4,328,000

	Total Short-Term Investments (cost—$30,436,481)		30,587,273

	Total Investments before options written
	(cost—$539,099,306)—150.1%		551,868,153

Notional
Amount
OPTIONS WRITTEN (j)—(0.7)%
Call Options—(0.5)%
	10-Year Interest Rate Swap (OTC), Pay 3-Month USD-LIBOR Floating Rate Index,
23,300,000	strike rate 3.25%, expires 8/31/10		(698,159)
11,700,000	strike rate 3.25%, expires 10/29/10		(352,316)
15,900,000	strike rate 3.50%, expires 8/31/10		(811,280)
	Inflation Cap CPURNSA Index (OTC),
5,800,000	Exercise Index=Maximum of ((Index Final/Index Initial-1)-2.50%) or $0, expires 12/7/10		(452)

			(1,862,207)

Put Options—(0.2)%
	3-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
42,600,000	strike rate 3.00%, expires 6/18/12		(393,681)
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
4,300,000	strike rate 4.00%, expires 12/1/10		(211)
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
2,000,000	strike rate 5.37%, expires 9/20/10		—
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
21,700,000	strike rate 4.50%, expires 8/31/10		(2)
20,900,000	strike rate 4.75%, expires 8/31/10		(2)
11,700,000	strike rate 5.00%, expires 10/29/10		(98)
3,300,000	strike rate 10.00%, expires 7/10/12		(899)

Fixed Income SHares: Series R Schedule of Investments
July 31, 2010 (unaudited)

Notional
Amount			Value*

	Inflation Floor CPURNSA Index (OTC),
$5,800,000	Exercise Index=Maximum of (-1.00%-(Index Final/Index Initial-1)) or $0, expires 12/14/10		$(261)
1,500,000	Exercise Index=Maximum of (0.00%-(Index Final/Index Initial-1)) or $0, expires 3/10/20		(17,411)
5,600,000	Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0, expires 3/12/20		(69,011)
32,200,000	Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0, expires 4/7/20		(401,549)

			(883,125)

	Total Options Written (premiums received—$1,547,537)		(2,745,332)

	Total Investments net of options written (cost—$537,551,769)	149.4%	549,122,821
	Other liabilities in excess of other assets	(49.4)	(181,547,166)

	Net Assets	100.0%	$367,575,655

Notes to Schedule of Investments:
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $23,414,187, representing 6.4% of net assets.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Delayed-delivery. To be delivered after July 31, 2010.

(e)	In default.

(f)	Fair-Valued—Securities with an aggregate value of $8,106,861, representing 2.2% of net assets.

(g)	Perpetual maturity. Maturity date shown is the first call date. On Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.

(i)	All or partial amount segregated for the benefit of the counterparty as collateral for futures contracts and swaps.

(j)	Non-income producing.

(k)	Restricted. The aggregate acquisition cost of such securities is $4,518,000 and the aggregate market value is $4,501,854, representing 1.2% of net assets.
Glossary:
ABS—Asset-Backed Securities
AUD—Australian Dollar
£—British Pound
CAD—Canadian Dollar
CDO—Collateralized Debt Obligation
CLO—Collateralized Loan Obligation
CMO—Collateralized Mortgage Obligation
CPURNSA—Consumer Price All Urban Non-Seasonally Adjusted Index
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on July 31, 2010.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over the Counter
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on July 31, 2010.
WR—Withdrawn Rating

Other Investments:
(A) Futures contracts outstanding at July 31, 2010:

			Market
			Value	Expiration	Unrealized
	Type	Contracts	(000s)	Date	Appreciation

Long:	Financial Futures Euro—90 day	180	$44,719	6/13/11	$428,550
	U.S. Treasury Notes 10 yr. Futures	153	18,943	9/21/10	448,359

					$876,909

(B) Transactions in options written for the nine months ended July 31, 2010:

		Notional
	Contracts	Amount	Premiums

Options outstanding, October 31, 2009	—	28,300,000	$243,705
Options written	674	397,200,000	3,128,312
Options terminated in closing transactions	(573)	(203,800,000)	(1,703,594)
Options assigned	(101)	—	(57,236)
Options expired	—	(13,400,000)	(63,650)

Options outstanding, July 31, 2010	—	208,300,000	$1,547,537

(C) Credit default swap agreements:
Buy protection swap agreements outstanding at July 31, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Made	Value (5)	Paid(Received)	(Depreciation)

Bank of America:
International Lease Finance	$1,000	5.17%	9/20/13	(5.00)%	$(1,316)	$(32,287)	$30,971
Marsh & McLennan	3,000	1.33%	6/20/19	(0.90)%	94,726	—	94,726
Barclays Bank:
FBG Finance	1,500	0.70%	6/20/15	(1.60)%	(66,424)	—	(66,424)
Deutsche Bank:
Albertsons	3,000	2.77%	3/20/11	(1.00)%	30,210	30,211	(1)
Pulte Homes	1,500	1.68%	9/20/11	(1.00)%	9,891	5,573	4,318
Starwood Hotels & Resorts Worldwide	3,100	1.23%	3/20/13	(1.00)%	14,846	52,342	(37,496)
Goldman Sachs:
RPM International	1,000	1.44%	3/20/18	(1.50)%	(5,854)	—	(5,854)
JPMorgan Chase:
Newell Rubbermaid	4,000	1.54%	6/20/19	(2.72)%	(365,606)	—	(365,606)

					$(289,527)	$55,839	$(345,366)

Sell protection swap agreements outstanding at July 31, 2010 (2):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid(Received)	(Depreciation)

Bank of America:
MetLife	$300	2.41%	9/20/13	1.00%	$(12,287)	$(14,605)	$2,318
Citigroup:
France Government Bond	7,000	0.65%	6/20/15	0.25%	(129,014)	(147,851)	18,837
United Kingdom Gilt	1,300	0.57%	6/20/15	1.00%	27,854	10,564	17,290
Deutsche Bank:
American International Group	3,800	2.69%	12/20/13	5.00%	298,814	(389,500)	688,314
Brazilian Government International Bond	2,100	1.41%	6/20/20	1.00%	(69,814)	(69,609)	(205)
France Government Bond	1,900	0.65%	6/20/15	0.25%	(35,018)	(62,247)	27,229
Italy Government Bond	600	1.36%	6/20/15	1.00%	(9,137)	(14,404)	5,267
Petrobras International	200	1.35%	9/20/12	1.00%	(1,239)	(2,481)	1,242
United Kingdom Gilt	2,100	0.57%	6/20/15	1.00%	44,994	16,094	28,900
HSBC Bank:
Brazilian Government International Bond	3,100	1.14%	6/20/15	1.00%	(17,074)	(31,108)	14,034

					$98,079	$(705,147)	$803,226

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at July 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at July 31, 2010:

			Rate Type			Upfront	Unrealized
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)

Barclays Bank	BRL 6,100	1/2/13	BRL-CDI-Compounded	12.28%	$61,110	$23,354	$37,756
BNP Paribas	BRL 3,200	1/2/13	BRL-CDI-Compounded	11.88%	15,439	(15,091)	30,530
Deutsche Bank	$8,100	12/15/20	3-Month USD-LIBOR	4.00%	680,576	407,430	273,146
Goldman Sachs	BRL 12,900	1/2/13	BRL-CDI-Compounded	11.89%	67,555	6,711	60,844
HSBC Bank	BRL 3,600	1/2/12	BRL-CDI-Compounded	11.14%	34,233	13,811	20,422
HSBC Bank	BRL 27,700	1/2/12	BRL-CDI-Compounded	11.36%	231,407	19,350	212,057
HSBC Bank	BRL 5,400	1/2/12	BRL-CDI-Compounded	11.67%	84,920	43,235	41,685
HSBC Bank	BRL 2,600	1/2/13	BRL-CDI-Compounded	11.89%	13,616	3,941	9,675
HSBC Bank	$7,000	12/15/20	3-Month USD-LIBOR	4.00%	588,152	503,398	84,754
JPMorgan Chase	BRL 1,100	1/2/13	BRL-CDI-Compounded	12.17%	9,505	4,671	4,834
Morgan Stanley	BRL 7,700	1/2/12	BRL-CDI-Compounded	10.12%	(144,516)	(137,054)	(7,462)
Morgan Stanley	BRL 6,900	1/2/12	BRL-CDI-Compounded	11.60%	102,706	39,776	62,930
Morgan Stanley	BRL 1,100	1/2/12	BRL-CDI-Compounded	12.54%	30,008	(3,176)	33,184
Morgan Stanley	BRL 3,200	1/2/13	BRL-CDI-Compounded	11.98%	19,439	—	19,439
Royal Bank of Scotland	$12,000	12/15/20	3-Month USD-LIBOR	4.00%	1,008,260	518,400	489,860
UBS	BRL 600	1/2/13	BRL-CDI-Compounded	12.07%	4,427	1,103	3,324
UBS	BRL 3,300	1/2/13	BRL-CDI-Compounded	12.07%	24,348	(11,616)	35,964

					$2,831,185	$1,418,243	$1,412,942

BRL—Brazilian Real
CDI—Inter-Bank Deposit Certificate
LIBOR—London Inter-Bank Offered Rate
(E) Forward foreign currency contracts outstanding at July 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	July 31, 2010	(Depreciation)

Purchased:
789,363 Brazilian Real settling 10/4/10	Deutsche Bank	$442,592	$442,828	$236
275,781 Brazilian Real settling 8/3/10	Goldman Sachs	151,458	156,761	5,303
4,797,077 Brazilian Real settling 10/4/10	HSBC Bank	2,690,000	2,691,132	1,132
275,781 Brazilian Real settling 10/4/10	JPMorgan Chase	153,510	154,711	1,201
1,616,000 Canadian Dollar settling 8/16/10	Bank of America	1,557,035	1,568,772	11,737
3,948,000 Canadian Dollar settling 8/16/10	Credit Suisse First Boston	3,754,254	3,832,618	78,364
2,656,200 Chinese Yuan Renminbi settling 1/10/11	Bank of America	400,000	393,342	(6,658)
351,572 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	53,000	51,992	(1,008)
563,848 Chinese Yuan Renminbi settling 11/17/10	Citigroup	85,000	83,369	(1,631)
1,457,535 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	219,984	215,506	(4,478)
4,516,000 Chinese Yuan Renminbi settling 1/10/11	Deutsche Bank	674,231	668,750	(5,481)
6,530,000 Chinese Yuan Renminbi settling 1/10/11	JPMorgan Chase	978,497	966,992	(11,505)
575,680 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	87,000	85,118	(1,882)
4,647,860 Chinese Yuan Renminbi settling 1/10/11	Morgan Stanley	700,000	688,276	(11,724)
18,054 Malaysian Ringgit settling 10/12/10	Citigroup	5,273	5,651	378
7,814 Malaysian Ringgit settling 10/12/10	Deutsche Bank	2,279	2,446	167
71,507,051 Mexican Peso settling 9/24/10	UBS	5,535,030	5,626,909	91,879
452,000 Philippines Peso settling 11/15/10	Barclays Bank	9,727	9,818	91
1,463,327 Philippines Peso settling 11/15/10	Citigroup	31,600	31,784	184
430,000 Philippines Peso settling 11/15/10	Deutsche Bank	9,243	9,339	96
219,639,000 South Korean Won settling 11/12/10	Bank of America	186,016	184,868	(1,148)
1,521,444,677 South Korean Won settling 11/12/10	Barclays Bank	1,268,626	1,280,587	11,961
2,184,458,323 South Korean Won settling 11/12/10	Citigroup	1,848,036	1,838,639	(9,397)
197,642,000 South Korean Won settling 11/12/10	Deutsche Bank	170,000	166,353	(3,647)
105,570,000 South Korean Won settling 11/12/10	Goldman Sachs	90,000	88,857	(1,143)
815,370,500 South Korean Won settling 11/12/10	JPMorgan Chase	710,000	686,290	(23,710)
538,823,000 South Korean Won settling 8/27/10	Morgan Stanley	457,677	454,937	(2,740)
391,374,000 South Korean Won settling 11/12/10	Morgan Stanley	340,000	329,416	(10,584)
468,280,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	384,577	394,147	9,570
Sold:
2,047,000 Australian Dollar settling 10/29/10	Deutsche Bank	1,810,919	1,834,473	(23,554)
275,781 Brazilian Real settling 8/3/10	JPMorgan Chase	155,633	156,761	(1,128)
6,119,000 British Pound settling 9/23/10	Bank of America	9,068,542	9,580,727	(512,185)
8,901,000 Canadian Dollar settling 8/16/10	Goldman Sachs	8,371,305	8,640,865	(269,560)
13,634,000 Euro settling 8/24/10	Citigroup	16,831,718	17,762,179	(930,461)
3,638,000 Euro settling 10/26/10	UBS	4,695,803	4,738,730	(42,927)
399,133,000 Japanese Yen settling 8/23/10	HSBC Bank	4,512,017	4,606,474	(94,457)
25,869 Malaysian Ringgit settling 10/12/10	Deutsche Bank	8,013	8,097	(84)
13,640,950 Mexican Peso settling 9/24/10	Citigroup	1,100,000	1,073,410	26,590
16,921,951 Mexican Peso settling 9/24/10	Deutsche Bank	1,359,958	1,331,593	28,365
32,246,650 Mexican Peso settling 9/24/10	Goldman Sachs	2,600,000	2,537,498	62,502
8,697,500 Mexican Peso settling 9/24/10	Royal Bank of Scotland	700,000	684,409	15,591
2,345,327 Philippines Peso settling 11/15/10	UBS	51,421	50,940	481
569,750,000 South Korean Won settling 11/12/10	Royal Bank of Scotland	500,000	479,553	20,447

				$(1,604,817)

At July 31, 2010, the Portfolio held $1,880,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Equity Shares: Series I Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Portfolio’s NAV is calculated. With respect to certain foreign securities, the Portfolio may fair-value securities using modeling tools provided by third-party vendors. The Portfolio has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolio for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Portfolio’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Portfolio.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1—quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2—valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3—valuations based on significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Portfolios to measure fair value during the nine months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolios utilized the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation and option adjusted spread pricing techniques.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at July 31, 2010 in valuing each Portfolio’s assets and liabilities is listed below:

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/10

Equity Shares: Series I
Investments in Securities—Assets
Common Stock:
China	$56,987	—	—	$56,987
Israel	37,422	—	—	37,422
Korea (Republic of)	69,000	—	—	69,000
Spain	60,759	$59,868	—	120,627
Taiwan	22,763	—	—	22,763
All Other	—	1,643,387	—	1,643,387
Preferred Stock	—	132,081	—	132,081
Repurchase Agreement	—	114,000	—	114,000

Total Investments	$246,931	$1,949,336	—	$2,196,267

Fixed Income SHares: Series C
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	—	$47,365,260	$8,431,316	$55,796,576
Financial Services	—	971,157,002	392,294	971,549,296
All Other	—	1,105,010,365	—	1,105,010,365
Sovereign Debt Obligations	—	367,001,562	—	367,001,562
U.S. Treasury Obligations	—	225,949,367	—	225,949,367
Mortgaged-Backed Securities	—	181,788,243	128,158	181,916,401
Municipal Bonds	—	166,073,627	—	166,073,627
U.S. Government Agency Securities	—	116,361,064	—	116,361,064
Senior Loans	—	11,672,823	—	11,672,823
Asset-Backed Securities	—	10,355,859	—	10,355,859
Preferred Stock	$1,107,680	—	—	1,107,680
Convertible Preferred Stock	752,366	—	—	752,366
Short-Term Investments:
Corporate Notes:
Financial Services	—	43,332,776	802,671	44,135,447
All Other	—	31,683,477	—	31,683,477
All Other	—	120,463,703	—	120,463,703

Total Investments in Securities—Assets	$1,860,046	$3,398,215,128	$9,754,439	$3,409,829,613

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	$(15,774)	$(55,505,052)	$(2,258,131)	$(57,778,957)

Other Financial Instruments*—Assets
Credit Contracts	—	$5,002,481	—	$5,002,481
Foreign Exchange Contracts	—	1,243,621	—	1,243,621
Interest Rate Contracts	$41,995,416	38,613,463	—	80,608,879

Total Other Financial Instruments *—Assets	$41,995,416	$44,859,565	—	$86,854,981

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(2,619,774)	—	$(2,619,774)
Foreign Exchange Contracts	—	(14,040,995)	—	(14,040,995)
Interest Rate Contracts	$(39,567)	(84,683)	—	(124,250)

Total Other Financial Instruments *—Liabilities	$(39,567)	$(16,745,452)	—	$(16,785,019)

Total Investments	$43,800,121	$3,370,824,189	$7,496,308	$3,422,120,618

		Level 2—	Level 3—
		Other Significant	Significant
	Level 1—	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	7/31/10

Fixed Income SHares: Series H
Investments in Securities—Assets
Municipal Bonds	—	$5,174,231	—	$5,174,231
Money Market Fund	—	1,354,000	—	1,354,000

Total Investments	—	$6,528,231	—	$6,528,231

Fixed Income SHares: Series M
Investments in Securities—Assets
U.S. Treasury Obligations	—	$1,447,977,236	—	$1,447,977,236
Corporate Bonds & Notes	—	1,298,426,041	—	1,298,426,041
Mortgaged-Backed Securities	—	403,105,051	$26,362,909	429,467,960
Sovereign Debt Obligations	—	288,176,892	—	288,176,892
U.S. Government Agency Securities	—	235,544,228	—	235,544,228
Municipal Bonds	—	218,503,139	—	218,503,139
Asset-Backed Securities	—	52,397,073	788,497	53,185,570
Convertible Preferred Stock	$13,270,309	—	—	13,270,309
Short-Term Investments	—	209,748,729	—	209,748,729

Total Investments in Securities—Assets	$13,270,309	$4,153,878,389	$27,151,406	$4,194,300,104

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	—	$(58)	—	$(58)

Other Financial Instruments*—Assets
Credit Contracts	—	$10,423,005	—	$10,423,005
Foreign Exchange Contracts	—	89,529	—	89,529
Interest Rate Contracts	$18,200,756	73,861,813	—	92,062,569

Total Other Financial Instruments*—Assets	$18,200,756	$84,374,347	—	$102,575,103

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(4,764,414)	—	$(4,764,414)
Foreign Exchange Contracts	—	(15,692,489)	—	(15,692,489)
Interest Rate Contracts	$(653)	—	—	(653)

Total Other Financial Instruments*—Liabilities	$(653)	$(20,456,903)	—	$(20,457,556)

Total Investments	$31,470,412	$4,217,795,775	$27,151,406	$4,276,417,593

Fixed Income SHares: Series R
Investments in Securities—Assets
U.S. Treasury Obligations	—	$416,981,925	—	$416,981,925
Corporate Bonds & Notes	—	65,730,299	—	65,730,299
Sovereign Debt Obligations	—	16,853,922	—	16,853,922
Mortgaged-Backed Securities	—	9,892,368	—	9,892,368
Asset-Backed Securities	—	1,866,572	$6,308,824	8,175,396
U.S. Government Agency Securities	—	1,579,771	1,798,037	3,377,808
Convertible Preferred Stock	$195,000	—	—	195,000
Municipal Bond	—	74,162	—	74,162
Short-Term Investments	—	30,587,273	—	30,587,273

Total Investments in Securities—Assets	$195,000	$543,566,292	$8,106,861	$551,868,153

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	$(879)	$(2,209,981)	$(534,472)	$(2,745,332)

Other Financial Instruments*—Assets
Credit Contracts	—	$933,446	—	$933,446
Foreign Exchange Contracts	—	366,275	—	366,275
Interest Rate Contracts	$876,909	1,420,404	—	2,297,313

Total Other Financial Instruments *—Assets	$876,909	$2,720,125	—	$3,597,034

Other Financial Instruments*—Liabilities
Credit Contracts	—	$(475,586)	—	$(475,586)
Foreign Exchange Contracts	—	(1,971,092)	—	(1,971,092)
Interest Rate Contracts	—	(7,462)	—	(7,462)

Total Other Financial Instruments *—Liabilities	—	$(2,454,140)	—	$(2,454,140)

Total Investments	$1,071,030	$541,622,296	$7,572,389	$550,265,715

*	Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended July 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended July 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	10/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3**	of Level 3***	7/31/10

Fixed Income SHares: Series C
Investments in Securities—Assets
Corporate Bonds & Notes:
Airlines	$4,341,632	$3,875,194	$(18,815)	$(2,615)	$235,920	—	—	$8,431,316
Financial Services	311,000	(16,861)	—	—	98,155	—	—	392,294
Mortgaged-Backed Securities	158,059	(263,954)	1,230	57,929	174,894	—	—	128,158
Short-Term Investments:
Corporate Notes:
Airlines	3,225,000	(2,500,000)	—	—	(725,000)	—	—	—
Financial Services	4,150,876	(4,110,926)	(15,921)	3,539	97,783	$677,320	—	802,671

Total Investments in Securities—Assets	$12,186,567	$(3,016,547)	$(33,506)	$58,853	$(118,248)	$677,320	—	$9,754,439

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	—	$(3,083,839)	—	—	$825,708	—	—	$(2,258,131)

Total Investments	$12,186,567	$(6,100,386)	$(33,506)	$58,853	$707,460	$677,320	—	$7,496,308

Fixed Income SHares: Series M
Investments in Securities—Assets
Mortgaged-Backed Securities	$26,289,690	—	$332,743	—	$4,732,535	—	$(4,992,059)	$26,362,909
U.S. Government Agency	5,930,401	—	21,340	—	139,344	—	(6,091,085)	—
Asset-Backed Securities	794,015	$(138,682)	—	—	127,164	$6,000	—	788,497

Total Investments	$33,014,106	$(138,682)	$354,083	—	$4,999,043	$6,000	$(11,083,144)	$27,151,406

Fixed Income SHares: Series R
Investments in Securities—Assets
Corporate Bonds & Notes:
Financial Services	$392,280	$(400,000)	$1,044	—	$6,676	—	—	—
Asset-Backed Securities	—	6,322,870	7,771	—	(21,817)	—	—	$6,308,824
U.S. Government Agency Securities	—	1,800,000	—	—	(1,963)	—	—	1,798,037

Total Investments in Securities—Assets	$392,280	$7,722,870	$8,815	—	$(17,104)	—	—	$8,106,861

Investments in Securities—Liabilities
Options Written, at value:
Interest Rate Contracts	—	$(447,935)	—	—	$(86,537)	—	—	$(534,472)

Total Investments	$392,280	$7,274,935	$8,815	—	$(103,641)	—	—	$7,572,389

**	Transferred into Level 3 from Level 2 because sufficient observable inputs were not available.

***	Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Fixed Income Shares: Series C, Series M and Series R held at July 31, 2010, was $355,231, $4,104,428 and $110,317, respectively.

Item 2. Controls and Procedures
(a)	The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Global Investors Managed Accounts Trust
By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: September 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 21, 2010

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 21, 2010